UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2011

Date of reporting period:	4/30/2011

Item 1. Schedule of Investments

Target Conservative Allocation Fund

Schedule of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 91.5%
COMMON STOCKS — 41.0%
Aerospace & Defense — 1.2%
171	AAR Corp.	$ 4,453
1,706	Boeing Co. (The)	136,105
1,600	Embraer SA, ADR (Brazil)	51,968
4,855	General Dynamics Corp.	353,541
820	Goodrich Corp.	72,463
1,144	Hexcel Corp.(a)	24,630
3,800	Lockheed Martin Corp.	301,150
129	Moog, Inc. (Class A Stock)(a)	5,691
3,900	Northrop Grumman Corp.	248,079
91	Teledyne Technologies, Inc.(a)	4,595
251	Triumph Group, Inc.	21,616
3,967	United Technologies Corp.	355,364

		1,579,655

Air Freight & Logistics — 0.1%
402	Atlas Air Worldwide Holdings, Inc.(a)	27,702
1,040	FedEx Corp.	99,497

		127,199

Airlines
2,531	JetBlue Airways Corp.(a)	14,325

Auto Components — 0.1%
2,760	Johnson Controls, Inc.	113,188

Auto Parts & Equipment — 0.1%
440	BorgWarner, Inc.(a)	33,986
1,198	Meritor, Inc.(a)	20,617
875	Tenneco, Inc.(a)	40,434
563	WABCO Holdings, Inc.(a)	41,577

		136,614

Automobile Manufacturers
920	General Motors Co.(a)	29,523

Automobiles
1,600	Harley-Davidson, Inc.	59,616

Automotive Parts
1,828	American Axle & Manufacturing Holdings, Inc.(a)	23,398

Beverages — 0.4%
1,580	Coca-Cola Co. (The)	106,587
2,619	Diageo PLC (United Kingdom)	53,283
1,144	Green Mountain Coffee Roasters, Inc.(a)	76,602
2,100	Molson Coors Brewing Co. (Class B Stock)	102,375
2,066	PepsiCo, Inc.	142,327
259	Pernod-Ricard SA (France)	26,032

		507,206

Biotechnology — 0.1%
2,612	Amgen, Inc.(a)	148,492
527	Seattle Genetics, Inc.(a)	8,754

		157,246

Building Products
500	A.O. Smith Corp.	21,985
525	Lennox International, Inc.	25,520
250	NCI Building Systems, Inc.(a)	3,095

		50,600

Business Services — 0.1%
636	ICON PLC, ADR (Ireland)(a)	15,620
410	MasterCard, Inc. (Class A Stock)	113,115

		128,735

Capital Markets — 0.8%
3,125	Apollo Investment Corp.	37,031
3,150	Ares Capital Corp.	55,786
1,650	Fifth Street Finance Corp.	21,995
4,775	Goldman Sachs Group, Inc. (The)	721,073
475	KBW, Inc.	10,792
1,900	Morgan Stanley	49,685
1,200	State Street Corp.	55,860
925	Waddell & Reed Financial, Inc. (Class A Stock)	37,934

		990,156

Chemicals — 1.8%
857	Air Products & Chemicals, Inc.	81,861
640	Airgas, Inc.	44,448
1,029	BASF SE, ADR (Germany)(a)	105,946
3,550	Celanese Corp. (Class A Stock)	177,216
14,085	Dow Chemical Co. (The)	577,344
1,690	Huntsman Corp.	35,236
440	Intrepid Potash, Inc.(a)	15,074
5,291	PPG Industries, Inc.	500,899
6,415	Praxair, Inc.	682,684
1,099	Scotts Miracle-Gro Co. (The) (Class A Stock)	62,061
1,050	Sensient Technologies Corp.	39,784
550	Solutia, Inc.(a)	14,493
189	Valspar Corp. (The)	7,430

		2,344,476

Commercial Banks — 1.4%
2,125	Associated Banc-Corp.	31,025
6,875	Fifth Third Bancorp	91,231
2,255	FirstMerit Corp.	39,395
1,795	HSBC Holdings PLC, ADR (United Kingdom)	97,774
10,560	PNC Financial Services Group, Inc.	658,310
925	Prosperity Bancshares, Inc.	42,411
7,600	Regions Financial Corp.	55,784
3,739	SunTrust Banks, Inc.	105,403
175	Trustmark Corp.	4,067
200	UMB Financial Corp.	8,422
158	United Bankshares, Inc.	4,133
22,997	Wells Fargo & Co.	669,443

		1,807,398

Commercial Services — 0.3%
355	Acacia Research - Acacia Technologies(a)	14,594
375	Consolidated Graphics, Inc.(a)	21,056
1,575	Corrections Corp. of America(a)	39,202
1,225	GEO Group, Inc. (The)(a)	32,683
875	KAR Auction Services, Inc.(a)	17,063
675	McGrath RentCorp	19,163
1,490	Moody’s Corp.	58,319
415	PAREXEL International Corp.(a)	11,520
237	Pharmaceutical Product Development, Inc.	7,312
587	Sotheby’s	29,655
754	SuccessFactors, Inc.(a)	26,141
880	Verisk Analytics, Inc. (Class A Stock)(a)	28,952
452	Visa, Inc. (Class A Stock)	35,310
1,805	Waste Connections, Inc.	55,540

		396,510

Computer Hardware — 1.1%
4,192	Apple, Inc.(a)	1,459,780
1,023	Radiant Systems, Inc.(a)	20,378

		1,480,158

Computer Services & Software — 1.1%
5,593	Accenture PLC (Class A Stock) (Ireland)	319,528
904	Allscripts Healthcare Solutions, Inc.(a)	19,472
2,000	Autodesk, Inc.(a)	89,960
11,080	EMC Corp.(a)	314,007
509	Fortinet, Inc.(a)	24,788
164	Global Payments, Inc.	8,731
490	Google, Inc. (Class A Stock)(a)	266,609
669	Informatica Corp.(a)	37,471
1,180	MSCI, Inc. (Class A Stock)(a)	41,855
2,440	Nuance Communications, Inc.(a)	50,508
525	Riverbed Technology, Inc.(a)	18,449
1,403	salesforce.com, Inc.(a)	194,456
920	VeriFone Systems, Inc.(a)	50,434

		1,436,268

Computers & Peripherals — 0.3%
1,260	Cognizant Technology Solutions Corp. (Class A Stock)(a)	104,454
6,700	Hewlett-Packard Co.	270,479
1,675	QLogic Corp.(a)	30,116

		405,049

Construction
103	Meritage Homes Corp.(a)	2,463
650	MYR Group, Inc.(a)	16,204
521	Texas Industries, Inc.	21,971
130	URS Corp.(a)	5,817

		46,455

Consumer Finance — 0.1%
1,700	Capital One Financial Corp.	93,041
725	First Cash Financial Services, Inc.(a)	28,449

		121,490

Consumer Products & Services — 0.2%
660	Avon Products, Inc.	19,391
2,073	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	201,081
103	Snap-on, Inc.	6,362
1,019	Vitamin Shoppe, Inc.(a)	39,761

		266,595

Containers & Packaging — 0.1%
1,675	Packaging Corp. of America	47,788
1,400	Silgan Holdings, Inc.	64,204

		111,992

Cosmetics/Personal Care
570	Colgate-Palmolive Co.	48,080

Distribution/Wholesale — 0.1%
22,000	Li & Fung Ltd. (Bermuda)	112,461

Diversified Financial Services — 2.0%
1,370	Affiliated Managers Group, Inc.(a)	149,440
4,418	American Express Co.	216,836
1,474	Ameriprise Financial, Inc.	91,476
37,932	Bank of America Corp.	465,805
320	BlackRock, Inc.	62,701
2,070	Charles Schwab Corp. (The)	37,902
155,070	Citigroup, Inc.(a)	711,771
653	Janus Capital Group, Inc.	7,947
17,908	JPMorgan Chase & Co.	817,142
510	optionsXpress Holdings, Inc.	9,404

		2,570,424

Diversified Operations
231	LVMH Moet Hennessy Louis Vuitton SA (France)	41,485

Diversified Telecommunication Services — 0.6%
10,211	AT&T, Inc.	317,766
2,600	CenturyLink, Inc.	106,028
8,300	Verizon Communications, Inc.	313,574

		737,368

Electric Utilities — 0.7%
6,531	American Electric Power Co., Inc.	238,251
825	Cleco Corp.	28,958
7,600	Edison International	298,452
950	El Paso Electric Co.(a)	29,431
5,800	Exelon Corp.	244,470
4,608	PPL Corp.	126,397

		965,959

Electronic Components — 0.5%
7,261	Agilent Technologies, Inc.(a)	362,396
233	Checkpoint Systems, Inc.(a)	4,907
475	Coherent, Inc.(a)	29,692
658	DTS, Inc.(a)	28,991
317	FLIR Systems, Inc.	11,165
2,541	GrafTech International Ltd.(a)	58,951
2,975	TE Connectivity Ltd. (Switzerland)	106,654
222	Universal Display Corp.(a)	12,197
782	Universal Electronics, Inc.(a)	21,654

		636,607

Electronic Equipment & Instruments
925	EnerSys(a)	35,048
89	Itron, Inc.(a)	4,845

		39,893

Electronics — 0.1%
652	Gentex Corp.	20,440
350	Tech Data Corp.(a)	18,596
500	Thomas & Betts Corp.(a)	28,985

		68,021

Energy - Alternate Sources
210	First Solar, Inc.(a)	29,310

Energy Equipment & Services — 0.7%
2,390	Cameron International Corp.(a)	126,001
1,500	Diamond Offshore Drilling, Inc.	113,805
9,646	Halliburton Co.	486,930
820	National Oilwell Varco, Inc.	62,886
600	Oil States International, Inc.(a)	49,806
725	Unit Corp.(a)	45,689

		885,117

Engineering/Construction — 0.1%
2,240	Fluor Corp.	156,666
675	MasTec, Inc.(a)	15,309

		171,975

Entertainment & Leisure — 0.2%
667	Bally Technologies, Inc.(a)	26,007
4,197	Carnival Corp. (Panama)	159,780
167	Life Time Fitness, Inc.(a)	6,533
940	Pinnacle Entertainment, Inc.(a)	13,047
2,211	Shuffle Master, Inc.(a)	24,166

		229,533

Environmental Control — 0.1%
490	Stericycle, Inc.(a)	44,727
1,627	Waste Management, Inc.	64,202

		108,929

Farming & Agriculture — 0.5%
440	Bunge Ltd. (Bermuda)	33,194
8,113	Monsanto Co.	552,008

		585,202

Financial - Bank & Trust — 0.1%
355	Astoria Financial Corp.	5,137
400	Bank of Hawaii Corp.	19,516
10,306	KeyCorp	89,353

		114,006

Financial Services — 0.3%
197	Eaton Vance Corp.	6,653
237	Jefferies Group, Inc.	5,728
252	Raymond James Financial, Inc.	9,450
16,556	U.S. Bancorp	427,476

		449,307

Food & Staples Retailing — 0.8%
12,026	CVS Caremark Corp.	435,822
7,200	Safeway, Inc.	175,032
7,245	Wal-Mart Stores, Inc.	398,330
380	Whole Foods Market, Inc.	23,849

		1,033,033

Food Products — 0.1%
2,600	ConAgra Foods, Inc.	63,570

Foods — 0.3%
917	Fresh Market, Inc. (The)(a)	38,349
4,264	Kraft Foods, Inc. (Class A Stock)	143,185
2,575	Nestle SA (Switzerland)	159,858
3,086	Unilever NV (Netherlands)	101,838

		443,230

Hand/Machine Tools
780	Stanley Black & Decker, Inc.	56,667

Healthcare Equipment & Supplies — 0.2%
106	Cantel Medical Corp.	2,748
107	MEDNAX, Inc.(a)	7,588
2,560	Medtronic, Inc.	106,880
437	Sirona Dental Systems, Inc.(a)	24,940
675	Teleflex, Inc.	42,532
823	Thoratec Corp.(a)	25,266

		209,954

Healthcare Products — 0.3%
567	Arthrocare Corp.(a)	20,032
1,037	Bruker Corp.(a)	20,470
452	Cepheid, Inc.(a)	14,604
3,939	Covidien PLC (Ireland)	219,363
731	Delcath Systems, Inc.(a)	5,168
440	Gen-Probe, Inc.(a)	36,485
220	IDEXX Laboratories, Inc.(a)	17,915
575	West Pharmaceutical Services, Inc.	27,163

		361,200

Healthcare Providers & Services — 0.1%
697	Centene Corp.(a)	25,252
1,300	CIGNA Corp.	60,879

		86,131

Healthcare Services — 0.3%
128	Amedisys, Inc.(a)	4,265
166	AMERIGROUP Corp.(a)	11,338
97	Covance, Inc.(a)	6,072
195	Healthways, Inc.(a)	3,299
4,097	UnitedHealth Group, Inc.	201,695
1,906	WellPoint, Inc.	146,362

		373,031

Hotels & Motels — 0.2%
2,146	Wynn Resorts Ltd.	315,784

Hotels, Restaurants & Leisure — 0.5%
588	BJ’s Restaurants, Inc.(a)	27,607
250	Buffalo Wild Wings, Inc.(a)	15,275
490	Las Vegas Sands Corp.(a)	23,035
7,040	McDonald’s Corp.	551,302
1,002	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	12,294

		629,513

Household Products — 0.1%
1,500	Kimberly-Clark Corp.	99,090

Industrial Conglomerates — 0.1%
290	3M Co.	28,191
1,175	Tyco International Ltd. (Switzerland)	57,269

		85,460

Insurance — 1.4%
910	ACE Ltd. (Switzerland)	61,197
3,206	Aflac, Inc.	180,145
10,000	Allstate Corp. (The)	338,400
5,400	CNO Financial Group, Inc.(a)	43,524
170	Delphi Financial Group, Inc. (Class A Stock)	5,431
6,700	Genworth Financial, Inc. (Class A Stock)(a)	81,673
50	Hanover Insurance Group, Inc. (The)	2,111
1,487	HCC Insurance Holdings, Inc.	48,387
4,911	Lincoln National Corp.	153,371
1,300	Loews Corp.	57,538
1,900	Marsh & McLennan Cos., Inc.	57,532
9,340	MetLife, Inc.	437,019
249	Protective Life Corp.	6,701
136	Reinsurance Group of America, Inc.	8,609
137	State Auto Financial Corp.	2,326
1,375	Tower Group, Inc.	31,446
1,900	Travelers Cos., Inc. (The)	120,232
127	United Fire & Casualty Co.	2,515
1,100	Unum Group	29,128
7,683	XL Group PLC (Ireland)	187,619

		1,854,904

Internet & Catalog Retail — 1.0%
3,158	Amazon.com, Inc.(a)	620,547
1,123	priceline.com, Inc.(a)	614,292

		1,234,839

Internet Services — 0.2%
165	Digital River, Inc.(a)	5,369
1,191	F5 Networks, Inc.(a)	120,720
409	Monster Worldwide, Inc.(a)	6,712
1,682	Sapient Corp.(a)	21,235
1,364	TIBCO Software, Inc.(a)	40,906
1,025	Youku.com, Inc., ADR (Cayman Islands)(a)	60,598

		255,540

Internet Software & Services — 1.5%
4,305	Baidu, Inc., ADR (Cayman Islands)(a)	639,379
34,342	Oracle Corp.	1,238,029
870	VeriSign, Inc.	32,155

		1,909,563

Investment Company — 0.2%
240,000	Hutchison Port Holdings Trust (Singapore)(a)	220,800

IT Services — 0.5%
725	CACI International, Inc. (Class A Stock)(a)	44,305
3,279	International Business Machines Corp.	559,332

		603,637

Life Sciences Tools & Services — 0.2%
4,131	Thermo Fisher Scientific, Inc.(a)	247,819

Machinery — 0.7%
1,700	Actuant Corp. (Class A Stock)	47,192
182	Bucyrus International, Inc.	16,644
1,811	Cummins, Inc.	217,646
275	Lincoln Electric Holdings, Inc.	21,609
2,150	Mueller Water Products, Inc. (Class A Stock)	9,460
1,400	PACCAR, Inc.	74,354
600	Parker Hannifin Corp.	56,592
335	Regal-Beloit Corp.	25,390
4,251	Rockwell Automation, Inc.	370,390
500	Valmont Industries, Inc.	52,650

		891,927

Manufacturing — 1.1%
10,378	Danaher Corp.	573,281
6,297	Eaton Corp.	337,079
18,685	General Electric Co.	382,108
144	Harsco Corp.	5,126
2,280	Honeywell International, Inc.	139,604

		1,437,198

Media — 1.2%
2,500	CBS Corp. (Class B Stock)	63,050
3,785	Comcast Corp. (Class A Stock)	99,318
7,390	Comcast Corp. (Special Class A Stock)	181,425
1,740	DIRECTV (Class A Stock)(a)	84,547
450	Discovery Communications, Inc. (Class A Stock)(a)	19,917
2,291	Time Warner Cable, Inc.	178,996
14,194	Time Warner, Inc.	537,385
2,590	Viacom, Inc. (Class B Stock)	132,504
6,130	Walt Disney Co. (The)	264,203
700	Wiley, (John) & Sons, Inc. (Class A Stock)	35,651

		1,596,996

Medical Supplies & Equipment
334	Quality Systems, Inc.	29,967
613	Vital Images, Inc.(a)	11,426

		41,393

Metals & Mining — 1.2%
1,715	Alpha Natural Resources, Inc.(a)	99,762
1,988	BHP Billiton Ltd., ADR (Australia)	201,265
437	Cloud Peak Energy, Inc.(a)	9,098
10,610	Freeport-McMoRan Copper & Gold, Inc.	583,868
200	Joy Global, Inc.	20,190
565	Northwest Pipe Co.(a)	13,594
2,972	Precision Castparts Corp.	459,233
800	RTI International Metals, Inc.(a)	25,552
1,340	Teck Resources Ltd. (Class B Stock) (Canada)	72,695
1,725	Thompson Creek Metals Co., Inc. (Canada)(a)	21,269
191	Timken Co.	10,771
960	Titanium Metals Corp.(a)	19,229
160	United States Steel Corp.	7,634

		1,544,160

Miscellaneous Manufacturers — 0.1%
3,107	Illinois Tool Works, Inc.	181,480

Multi-Line Retail — 0.1%
4,400	JC Penney Co., Inc.	169,180

Multi-Utilities — 0.4%
1,400	Dominion Resources, Inc.	64,988
1,075	NorthWestern Corp.	34,991
8,426	Public Service Enterprise Group, Inc.	271,065
2,331	Sempra Energy	128,438

		499,482

Office Electronics — 0.1%
9,300	Xerox Corp.	93,837

Oil, Gas & Consumable Fuels — 4.0%
3,772	Anadarko Petroleum Corp.	297,762
4,162	Apache Corp.	555,086
1,100	Brigham Exploration Co.(a)	36,883
227	Cabot Oil & Gas Corp.	12,776
3,500	Chesapeake Energy Corp.	117,845
2,400	Chevron Corp.	262,656
9,667	ConocoPhillips	763,016
1,701	Continental Resources, Inc.(a)	116,825
102	Core Laboratories NV (Netherlands)	9,790
3,173	EOG Resources, Inc.	358,264
3,168	Exxon Mobil Corp.	278,784
330	FMC Technologies, Inc.(a)	15,338
2,913	Hess Corp.	250,402
907	Lufkin Industries, Inc.	83,743
2,400	Marathon Oil Corp.	129,696
1,160	Noble Energy, Inc.	111,673
1,484	Oasis Petroleum, Inc.(a)	45,603
6,107	Occidental Petroleum Corp.	697,969
114	ONEOK, Inc.	7,973
4,416	Peabody Energy Corp.	295,077
1,175	Resolute Energy Corp.(a)	20,786
3,500	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	274,260
2,030	Schlumberger Ltd. (Netherlands)	182,193
132	South Jersey Industries, Inc.	7,583
1,170	Southwestern Energy Co.(a)	51,316
169	Swift Energy Co.(a)	6,623
1,500	Total SA, ADR (France)	96,345
2,000	Valero Energy Corp.	56,600
166	WGL Holdings, Inc.	6,560

		5,149,427

Paper & Forest Products
1,825	Louisiana-Pacific Corp.(a)	16,973

Pharmaceuticals — 2.2%
5,576	Abbott Laboratories	290,175
640	Allergan, Inc.	50,918
246	American Medical Systems Holdings, Inc.(a)	7,257
2,280	AmerisourceBergen Corp.	92,659
715	BioMarin Pharmaceutical, Inc.(a)	19,226
392	Catalyst Health Solutions, Inc.(a)	23,348
7,300	Eli Lilly & Co.	270,173
185	Herbalife Ltd. (Cayman Islands)	16,609
8,068	Johnson & Johnson	530,229
2,858	Mead Johnson Nutrition Co.	191,143
1,080	Medco Health Solutions, Inc.(a)	64,077
11,823	Merck & Co., Inc.	425,037
2,200	Novartis AG, ADR (Switzerland)	130,174
28,228	Pfizer, Inc.	591,659
227	Regeneron Pharmaceuticals, Inc.(a)	11,602
448	Salix Pharmaceuticals Ltd.(a)	17,602
1,490	Teva Pharmaceutical Industries Ltd., ADR (Israel)	68,138

		2,800,026

Pipelines
750	Kinder Morgan, Inc.	21,435

Professional Services
653	Duff & Phelps Corp. (Class A Stock)	10,050
925	Towers Watson & Co. (Class A Stock)	53,058

		63,108

Real Estate Investment Trusts — 0.5%
9,600	Annaly Capital Management, Inc.	171,264
702	AvalonBay Communities, Inc.	88,880
852	Boston Properties, Inc.	89,060
263	DuPont Fabros Technology, Inc.	6,433
183	First Potomac Realty Trust	2,970
1,175	Government Properties Income Trust	32,218
850	Invesco Mortgage Capital, Inc.	19,329
450	Kilroy Realty Corp.	18,873
600	LaSalle Hotel Properties	16,884
531	Medical Properties Trust, Inc.	6,553
751	Redwood Trust, Inc.	11,888
1,372	Simon Property Group, Inc.	157,149

		621,501

Retail & Merchandising — 2.2%
1,090	Abercrombie & Fitch Co. (Class A Stock)	77,172
985	Cash America International, Inc.	46,738
1,219	Chico’s FAS, Inc.	17,834
57,293	Cie Financiere Richemont SA, ADR (Switzerland)	367,821
1,650	Costco Wholesale Corp.	133,518
1,201	Genesco, Inc.(a)	48,496
345	Inditex SA (Spain)	30,936
4,302	Kohl’s Corp.	226,759
3,380	Lowe’s Cos., Inc.	88,725
10,897	Starbucks Corp.	394,363
4,151	Target Corp.	203,814
5,253	Tiffany & Co.	364,768
10,714	TJX Cos., Inc. (The)	574,485
770	Urban Outfitters, Inc.(a)	24,224
1,870	Walgreen Co.	79,886
3,890	Yum! Brands, Inc.	208,660

		2,888,199

Road & Rail
710	Landstar System, Inc.	33,654
650	Werner Enterprises, Inc.	17,010

		50,664

Semiconductors — 0.3%
5,082	Advanced Micro Devices, Inc.(a)	46,246
2,400	ASML Holding NV (Netherlands)	100,224
1,250	Broadcom Corp. (Class A Stock)	43,975
515	Netlogic Microsystems, Inc.(a)	22,212
293	OYO Geospace Corp.(a)	27,331
475	Silicon Laboratories, Inc.(a)	20,700
1,068	Teradyne, Inc.(a)	17,195
1,100	TriQuint Semiconductor, Inc.(a)	15,147
450	Varian Semiconductor Equipment Associates, Inc.(a)	18,869
441	Veeco Instruments, Inc.(a)	22,548

		334,447

Semiconductors & Semiconductor Equipment — 0.1%
3,400	Intel Corp.	78,846

Shipbuilding
650	Huntington Ingalls Industries, Inc.(a)	26,000

Software — 0.8%
488	ANSYS, Inc.(a)	26,981
100	Blackboard, Inc.(a)	4,811
7,964	CA, Inc.	195,835
460	Cerner Corp.(a)	55,283
2,310	Check Point Software Technologies Ltd. (Israel)(a)	126,888
1,973	Compuware Corp.(a)	22,354
1,480	Intuit, Inc.(a)	82,229
728	MedAssets, Inc.(a)	11,662
16,823	Microsoft Corp.	437,734
601	Progress Software Corp.(a)	17,820
510	QLIK Technologies, Inc.(a)	16,351
1,080	Red Hat, Inc.(a)	51,268
800	Tyler Technologies, Inc.(a)	19,832

		1,069,048

Specialty Retail — 0.2%
1,395	Aaron’s, Inc.	40,162
375	DSW, Inc. (Class A Stock)(a)	17,805
7,000	Gap, Inc. (The)	162,680
2,052	Home Depot, Inc. (The)	76,211

		296,858

Telecommunications — 0.6%
2,277	Acme Packet, Inc.(a)	188,103
3,750	American Tower Corp. (Class A Stock)(a)	196,163
471	Arris Group, Inc.(a)	5,652
2,740	Cisco Systems, Inc.	48,114
1,270	Corning, Inc.	26,594
990	EMS Technologies, Inc.(a)	25,007
1,410	Juniper Networks, Inc.(a)	54,045
491	NICE Systems Ltd., ADR (Israel)(a)	18,722
2,897	QUALCOMM, Inc.	164,665
128	SBA Communications Corp. (Class A Stock)(a)	4,945

		732,010

Textiles, Apparel & Luxury Goods — 0.5%
800	Hanesbrands, Inc.(a)	26,008
1,000	Jones Group, Inc. (The)	13,630
5,592	NIKE, Inc. (Class B Stock)	460,334
1,310	Phillips-Van Heusen Corp.	92,237
301	Steven Madden Ltd.(a)	15,998
1,000	Wolverine World Wide, Inc.	39,680

		647,887

Thrifts & Mortgage Finance
2,125	Washington Federal, Inc.	34,191

Tobacco Products — 0.3%
4,700	Altria Group, Inc.	126,148
3,501	Philip Morris International, Inc.	243,109

		369,257

Trading Companies & Distributors — 0.1%
550	United Rentals, Inc.(a)	16,181
850	WESCO International, Inc.(a)	52,657

		68,838

Transportation — 0.7%
109	Bristow Group, Inc.(a)	5,058
750	CSX Corp.	59,017
1,510	Expeditors International of Washington, Inc.	81,948
1,280	Kansas City Southern(a)	74,381
6,794	Union Pacific Corp.	702,975

		923,379

Utilities
1,371	PG&E Corp.	63,176

Wireless Telecommunication Services — 0.3%
11,543	Vodafone Group PLC, ADR (United Kingdom)	336,132

	TOTAL COMMON STOCKS (cost $38,579,404)	53,258,349

EXCHANGE TRADED FUND
375	iShares Russell 2000 Value Index Fund (cost $28,529)	28,706

PREFERRED STOCKS — 0.3%
Commercial Banks
11,200	Itau Unibanco Holding SA, (PRFC), ADR, 2.79% (Brazil)	266,000
2,650	Wells Fargo & Co., Series J, 8.00%(a)	76,559

	TOTAL PREFERRED STOCKS (cost $288,975)	342,559

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.9%
Aaa		$298	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.563%(b), 06/25/34	240,247
NR	EUR	331	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	489,558
C		90	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 0.273%(b), 10/25/37	24,333
AAA(c)		400	Plymouth Rock CLO Ltd., Series 2010-1A, Class A, 144A 1.92%(b), 02/16/19	399,322
Aaa		1,193	SLM Student Loan Trust, Series 2008-9, Class A 1.774%(b), 04/25/23	1,231,767
Caa3		58	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.273%(b), 11/25/36	19,870
Aaa		9	Structured Asset Securities Corp., Series 2006-BC3, Class A2 0.263%(b), 10/25/36	9,030

			TOTAL ASSET-BACKED SECURITIES (cost $2,487,349)	2,414,127

BANK LOAN(b)(e) — 0.8%
B2		1,212	TXU Corp., 3.736%, 10/10/14 (cost $1,125,425)	1,032,203

CORPORATE BONDS — 26.5%
Airlines — 0.2%
Ba2		300	Continental Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	302,250

Automobile Manufacturers — 0.2%
A3		200	Daimler Finance North America LLC, Gtd. Notes, MTN 5.75%, 09/08/11	203,586

Building & Construction — 0.5%
Ba3		600	Urbi Desarrollos Urbanos Sab de CV, Gtd. Notes, 144A (Mexico) 9.50%, 01/21/20	672,000

Capital Markets — 1.8%
A1	AUD	1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 5.41%(b), 04/12/16	1,567,561
A2		700	Morgan Stanley, Sr. Unsec’d. Notes 1.253%(b), 04/29/13	700,857

				2,268,418

Diversified Financial Services — 3.5%
Baa1		200	AK Transneft OJSC Via TransCapitalInvest Ltd., Gtd. Notes (Ireland) 8.70%, 08/07/18	248,000
A3		1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,605,703
Ba2		200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	212,566
Ba2		500	7.00%, 10/01/13	541,821
Aa3	GBP	100	General Electric Capital Corp., Sub. Notes, 144A 6.50%(b), 09/15/47	163,693
Ba3		700	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	752,500
Aa3		1,100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	1,069,540

				4,593,823

Electric Utilities — 0.9%
Baa1		1,000	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	1,108,158

Financial — Bank & Trust — 5.9%
Aa3	100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	102,011
NR	600	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.409%(b), 03/18/14	602,770
Baa1	1,600	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	1,701,254
Aa3	2,000	Deutsche Bank AG, Sr. Unsec’d. Notes, MTN (Germany) 4.875%, 05/20/13	2,134,972
Aaa	100	ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) 3.90%, 03/19/14	106,702
Aa3	700	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	723,813
Ba1	800	Jr. Sub. Notes, 144A 12.00%(b), 12/29/49	944,138
Aa2	700	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 4.875%, 01/14/21	721,673
Aa3	600	Royal Bank of Scotland PLC (The) Bank Gtd. Notes (United Kingdom) 4.375%, 03/16/16	616,114

			7,653,447

Financial Services — 2.8%
B1	800	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	899,000
NR	500	Lehman Brothers Holdings, Inc.,(d) Sr. Unsec’d. Notes, MTN 5.625%(b), 01/24/13	128,750
NR	400	6.875%(b), 05/02/18	104,000
A2	1,000	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	1,134,745
Baa2	600	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 6.625%, 03/20/17	643,860
Aa3	400	UBS AG, (Switzerland) Sr. Unsec’d. Notes 4.875%, 08/04/20	411,689
Aa3	300	Sr. Unsec’d. Notes, MTN 1.413%(b), 02/23/12	302,309

			3,624,353

Food Products — 0.5%
Baa2	700	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	702,282

Healthcare Providers & Services — 0.4%
Baa3	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	559,921

Hotels & Motels — 0.7%
Baa2	800	Marriott International, Inc., Sr. Unsec’d. Notes 6.375%, 06/15/17	921,957

Insurance — 1.0%
Baa1	500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	593,491
Baa1	600	Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	634,030

			1,227,521

IT Services — 0.4%
A2	500	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	553,580

Medical Supplies & Equipment — 0.4%
B2	500	HCA, Inc., Sec’d. Notes 9.25%, 11/15/16	536,250

Metals & Mining — 1.4%
Ba1	600	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	637,500
Baa2	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	1,124,901

			1,762,401

Oil, Gas & Consumable Fuels — 1.7%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	406,317
A2	300	4.50%, 10/01/20	302,348
Baa1	700	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	873,250
Ba1	44	Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) 5.265%, 06/15/11	43,657
Ba1	500	Pride International, Inc., Sr. Unsec’d. Notes 7.875%, 08/15/40	625,477

			2,251,049

Pharmaceuticals — 0.2%
Ba3	300	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	290,625

Telecommunications — 1.6%
Baa3	900	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	979,062
Baa3	1,000	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,142,500

			2,121,562

Tobacco Products — 0.7%
Baa1	700	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	932,034

Transportation — 1.7%
Baa3	2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,198,784

		TOTAL CORPORATE BONDS (cost $32,644,719)	34,484,001

FOREIGN GOVERNMENT BONDS — 4.3%
Aaa	AUD	1,500	Australia Government, Sr. Unsec’d. Notes (Australia) 4.75%, 06/15/16	1,607,132
Aaa	AUD	400	6.00%, 02/15/17	453,766
Aaa	CAD	1,500	Canadian Government, (Canada) Bonds 1.75%, 03/01/13	1,586,656
Aaa	CAD	200	Notes 1.50%, 03/01/12	211,736
Aaa		700	Kommunalbanken A/S, Sr. Unsec’d. Notes, 144A (Norway) 2.375%, 01/19/16	699,219
Baa3	BRL	1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,000,699

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,897,998)	5,559,208

MUNICIPAL BONDS — 2.8%
California — 0.8%
Aa3		400	California State Public Works Board Lease, Revenue Bonds 7.804%, 03/01/35	403,768
Aa2		700	Los Angeles Unified School District, Series A-1, General Obligation Unlimited 4.50%, 07/01/25	687,022

				1,090,790

Illinois — 1.2%
Aa3		200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	206,004
Aa3		300	Series B, Revenue Bonds 6.899%, 12/01/40	309,006
A1		1,000	State of Illinois, General Obligation Unlimited 2.766%, 01/01/12	1,004,770

				1,519,780

Texas — 0.8%
AAA(c)		300	Dallas County Hospital District, Series B, General Obligation Ltd. 6.171%, 08/15/34	307,104
Aaa		700	Texas State Transportation Commission, Series B, Revenue Bonds 5.178%, 04/01/30	712,915

				1,020,019

			TOTAL MUNICIPAL BONDS (cost $3,522,235)	3,630,589

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.1%
Ca		306	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.403%(b), 05/25/46	180,999
CCC(c)		150	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 5.257%(b), 05/25/47	113,228
Caa1		160	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.629%(b), 05/25/35	143,073
Ca		331	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.423%(b), 07/20/46	145,137
Aaa		15	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	17,124
Aaa		457	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.712%(b), 07/25/44	458,448
Aaa		54	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	60,351
Aaa		211	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.794%(b), 09/25/35	203,124
C		780	Series 2006-OA1, Class 2A2 0.473%(b), 08/25/46	233,996
Caa1		583	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.798%(b), 04/25/37	512,070
Aaa		700	Permanent Master Issuer PLC (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.669%(b), 07/15/42	700,934
Aaa	EUR	500	Series 2011-1A, Class 1A3, 144A 2.617%(b), 07/15/42	740,767
NR		110	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.817%(b), 01/15/30	126,937
Caa1		318	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2A 1.806%(b), 11/25/46	240,013
Caa3		315	Series 2007-OA2, Class 1A 1.006%(b), 03/25/47	206,790

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,385,334)	4,082,991

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 8.5%
		8	Federal Home Loan Mortgage Corp. 2.655%(b), 08/01/23	7,609
		241	2.697%(b), 03/01/36	253,117
		131	5.50%, 01/01/38	141,253
		386	Federal National Mortgage Assoc. 2.918%(b), 06/01/35	405,988
		1,669	3.50%, 08/01/40-12/01/40	1,593,700
		2,617	4.00%, 05/01/24-10/01/39	2,685,041
		1,000	4.00%, TBA	1,036,250
		2,000	4.00%, TBA	1,990,312
		46	4.036%(b), 05/01/36	47,409
		1,331	4.50%, 03/01/24-08/01/24	1,408,566
		1,000	4.50%, TBA	1,055,312
		42	5.00%, 06/01/23	44,549
		215	5.50%, 12/01/36	231,964
		76	7.50%, 01/01/32	88,475
			Government National Mortgage Assoc.
		5	2.625%(b), 09/20/22	5,122
		33	4.50%, 08/15/33-09/15/33	35,149
		41	8.50%, 02/20/30-06/15/30	48,684

			TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $10,967,560)	11,078,500

U.S. TREASURY OBLIGATIONS — 2.3%
	U.S. Treasury Bonds
200	4.375%, 02/15/38-11/15/39	199,376
300	4.50%, 02/15/36	307,453
100	7.50%, 11/15/24	139,594
36	8.125%, 05/15/21(f)	50,861
	U.S. Treasury Inflationary Indexed Bonds, TIPS
400	1.125%, 01/15/21	419,662
	U.S. Treasury Notes
200	1.875%, 09/30/17	192,312
700	2.125%, 12/31/15	709,187
1,000	2.625%, 11/15/20	946,094

	TOTAL U.S. TREASURY OBLIGATIONS (cost $3,000,853)	2,964,539

	TOTAL LONG-TERM INVESTMENTS (cost $101,928,381)	118,875,772

SHORT-TERM INVESTMENTS — 10.8%
U.S. GOVERNMENT AGENCY OBLIGATION(l) — 0.2%
300	Federal Home Loan Bank 0.085%, 07/06/11 (cost $299,954)	299,978

REPURCHASE AGREEMENT(i) — 1.5%
1,900	Barclays Capital, Inc., 0.03%, dated 04/29/11, due 05/02/11 in the amount of $1,900,005 (cost $1,900,000)	1,900,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 2.5%
3,282,765	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,282,765)(h)	3,282,765

Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(l) — 6.6%
	U.S. Treasury Bills
$ 1,200	0.14%, 09/08/11	1,199,712
1,600	0.164%, 09/01/11	1,599,675
1,800	0.175%, 08/18/11	1,799,692
300	0.186%, 06/23/11	299,985
3,700	0.298%, 07/28/11(f)(g)	3,699,627

	TOTAL U.S. TREASURY OBLIGATIONS (cost $8,595,970)	8,598,691

	TOTAL SHORT-TERM INVESTMENTS (cost $14,078,689)	14,081,434

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.3% (cost $116,007,070)(j)	132,957,206

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN(a) — (0.1)%
Call Options
	90 Day Euro Dollar Futures,
7,000	expiring 09/19/11, Strike Price $99.38		(5,206)
	10 Year U.S. Treasury Note Futures,
200	expiring 05/20/11, Strike Price $121.00		(1,437)
1,000	expiring 05/20/11, Strike Price $122.00		(2,969)
3,800	expiring 06/24/11, Strike Price $121.00		(20,188)
	Option on forward 2 year swap rate,
1,600	expiring 11/14/11, Strike Price $—(k)	Morgan Stanley	(27,449)

			(57,249)

Put Options — (0.1)%
	90 Day Euro Dollar Futures,
7,000	expiring 09/19/11, Strike Price $99.38		(481)
	5 Year CDX North America IG 15,
1,100	expiring 06/15/11, Strike Price $1.20	Morgan Stanley	(93)
	5 Year CDX North America IG 16,
1,600	expiring 09/21/11, Strike Price $1.20	Barclays Capital Group	(3,227)
2,100	expiring 12/21/11, Strike Price $1.20	Morgan Stanley	(8,587)
	10 Year U.S. Treasury Note Futures,
1,200	expiring 05/20/11, Strike Price $117.00		(187)
3,800	expiring 06/24/11, Strike Price $117.00		(10,688)
	Interest Rate Swap Options,
700	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(6,089)
500	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(3,397)
1,200	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(8,153)
800	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(5,435)
1,200	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(20)
1,400	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(12,460)
1,300	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(11,570)
500	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(4,450)
500	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	UBS Securities	(4,450)

			(79,287)

	TOTAL OPTIONS WRITTEN (premiums received $149,009)		(136,536)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.2% (cost $115,858,061)		132,820,670
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (2.2)%		(2,867,927)

	NET ASSETS — 100%		$129,952,743

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corporation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

†	The ratings reflected are as of April 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(c)	Standard & Poor’s rating.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Repurchase agreement is collateralized by United States Treasuries.
(j)	The United States federal income tax basis of the Portfolio’s investments was $119,829,377; accordingly, net unrealized appreciation on investments for federal income tax purposes was $13,127,829 (gross unrealized appreciation $14,801,302; gross unrealized depreciation $1,673,473). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.
(k)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(l)	Rates shown are the effective yields at purchase date.
(m)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2011:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
	Long Positions:
83	90 Day Euro Dollar	Dec. 2011	$20,602,575	$20,654,550	$51,975
11	90 Day Euro Dollar	Mar. 2012	2,724,113	2,733,088	8,975
59	90 Day Euro Euribor	Jun. 2011	21,539,435	21,506,183	(33,252)
5	90 Day Sterling	Jun. 2011	1,032,376	1,035,090	2,714
					$30,412

Forward foreign currency exchange contracts outstanding at April 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 06/02/11	UBS Securities	BRL	1,603	$1,004,584	$1,016,988	$12,404
Canadian Dollar, Expiring 06/20/11	Royal Bank of Canada	CAD	86	87,239	90,777	3,538
Chinese Yuan, Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	718	108,000	111,147	3,147
Expiring 09/14/11	Citigroup Global Markets	CNY	239	36,000	37,234	1,234
Expiring 09/14/11	Royal Bank of Scotland	CNY	146	22,000	22,720	720
Expiring 09/14/11	UBS Securities	CNY	358	54,000	55,768	1,768
Expiring 11/04/11	Deutsche Bank	CNY	383	60,000	59,881	(119)
Expiring 11/15/11	Deutsche Bank	CNY	497	75,000	77,701	2,701
Expiring 02/13/12	Barclays Capital Group	CNY	2,524	392,329	397,862	5,533
Expiring 02/13/12	Barclays Capital Group	CNY	701	108,709	110,499	1,790
Expiring 02/13/12	Citigroup Global Markets	CNY	2,072	322,420	326,612	4,192
Expiring 02/13/12	Citigroup Global Markets	CNY	1,458	226,525	229,881	3,356
Expiring 02/13/12	Citigroup Global Markets	CNY	668	103,591	105,281	1,690
Expiring 02/13/12	Deutsche Bank	CNY	664	103,102	104,719	1,617
Expiring 02/13/12	Deutsche Bank	CNY	639	99,178	100,741	1,563
Expiring 02/13/12	JPMorgan Chase	CNY	810	126,000	127,737	1,737
Expiring 02/13/12	JPMorgan Chase	CNY	676	104,910	106,563	1,653
Expiring 02/13/12	UBS Securities	CNY	534	82,867	84,121	1,254
Expiring 02/01/13	Deutsche Bank	CNY	291	46,248	46,874	626
Expiring 02/01/13	Deutsche Bank	CNY	27	4,186	4,273	87

Indian Rupee, Expiring 05/09/11	Barclays Capital Group	INR	9,917	214,047	223,834	9,787
Expiring 08/12/11	Barclays Capital Group	INR	16,324	347,921	361,321	13,400
Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	9,917	219,592	219,495	(97)
Mexican Peso, Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,067	177,000	178,416	1,416
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,065	177,000	178,233	1,233
Expiring 07/07/11	Morgan Stanley	MXN	2,391	205,000	206,380	1,380
Expiring 07/07/11	Morgan Stanley	MXN	2,066	177,000	178,283	1,283
New Taiwanese Dollar, Expiring 01/11/12	Barclays Capital Group	TWD	13,711	478,398	481,855	3,457
Norwegian Krone, Expiring 05/05/11	Barclays Capital Group	NOK	2,515	446,978	479,188	32,210
Expiring 05/05/11	Barclays Capital Group	NOK	1,619	281,059	308,471	27,412
Expiring 05/05/11	Royal Bank of Canada	NOK	279	49,189	53,158	3,969
Singapore Dollar, Expiring 06/09/11	Deutsche Bank	SGD	300	229,952	245,087	15,135
Expiring 06/09/11	Deutsche Bank	SGD	169	129,689	137,852	8,163
Expiring 06/09/11	Goldman Sachs & Co.	SGD	399	311,855	326,374	14,519
South Korean Won, Expiring 05/09/11	Barclays Capital Group	KRW	182,800	160,000	170,461	10,461
Expiring 05/09/11	Barclays Capital Group	KRW	39,300	34,986	36,647	1,661
Expiring 05/09/11	Citigroup Global Markets	KRW	152,400	134,927	142,113	7,186
Expiring 05/09/11	Citigroup Global Markets	KRW	137,000	122,125	127,753	5,628
Expiring 05/09/11	Citigroup Global Markets	KRW	94,000	83,929	87,655	3,726
Expiring 05/09/11	Deutsche Bank	KRW	170,233	149,000	158,742	9,742
Expiring 05/09/11	Goldman Sachs & Co.	KRW	31,654	27,894	29,517	1,623
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	74,000	65,918	69,005	3,087
Expiring 05/09/11	JPMorgan Chase	KRW	485,265	418,982	452,511	33,529
Expiring 05/09/11	JPMorgan Chase	KRW	171,200	150,966	159,645	8,679
Expiring 05/09/11	Royal Bank of Scotland	KRW	149,000	131,701	138,943	7,242
Expiring 08/12/11	JPMorgan Chase	KRW	1,686,851	1,536,084	1,563,202	27,118

				$9,628,080	$9,931,520	$303,440

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Australian Dollar, Expiring 05/31/11	Royal Bank of Canada	AUD	3,195	$3,443,066	$3,487,424	$(44,358)
Brazilian Real, Expiring 06/02/11	Citigroup Global Markets	BRL	1,297	765,614	822,659	(57,045)
Expiring 06/02/11	Hong Kong & Shanghai Bank	BRL	204	120,000	129,550	(9,550)
Expiring 06/02/11	UBS Securities	BRL	102	60,000	64,779	(4,779)
Expiring 08/02/11	UBS Securities	BRL	1,603	991,783	1,007,270	(15,487)
British Pound, Expiring 06/13/11	Citigroup Global Markets	GBP	247	396,151	412,325	(16,174)
Expiring 06/13/11	Credit Suisse First Boston Corp.	GBP	246	394,673	410,656	(15,983)
Canadian Dollar, Expiring 06/20/11	BNP Paribas	CAD	929	950,536	980,609	(30,073)
Euro, Expiring 07/18/11	Credit Suisse First Boston Corp.	EUR	1,262	1,820,120	1,864,919	(44,799)
Expiring 07/18/11	Citigroup Global Markets	EUR	447	634,034	660,554	(26,520)
Indian Rupee, Expiring 05/09/11	Hong Kong & Shanghai Bank	INR	9,917	223,200	223,834	(634)
Japanese Yen, Expiring 07/14/11	JPMorgan Chase	JPY	20,372	243,203	251,251	(8,048)
South Korean Won, Expiring 05/09/11	JPMorgan Chase	KRW	1,686,851	1,544,877	1,572,993	(28,116)

				$11,587,257	$11,888,823	$(301,566)

Interest rate swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	12/15/17	AUD	400	5.50%	6 month Australian Bank Bill rate	$(7,935)	$(1,837)	$(6,098)
Deutsche Bank(1)	12/15/17	AUD	200	5.50%	6 month Australian Bank Bill rate	(3,967)	(821)	(3,146)
Barclays Bank PLC(1)	01/02/14	BRL	2,100	11.99%	Brazilian interbank lending rate	3,622	478	3,144
Goldman Sachs & Co. (1)	01/02/14	BRL	4,400	11.96%	Brazilian interbank lending rate	5,755	(4,509)	10,264
Merrill Lynch & Co. (1)	01/02/14	BRL	2,900	11.86%	Brazilian interbank lending rate	(12,292)	3,653	(15,945)
Morgan Stanley & Co.(1)	01/02/13	BRL	2,700	11.98%	Brazilian interbank lending rate	12,028	15,391	(3,363)
UBS AG(1)	01/02/13	BRL	2,400	12.51%	Brazilian interbank lending rate	(782)	(2,154)	1,372
Morgan Stanley & Co. (1)	03/05/13	MXN	8,400	6.50%	28 day Mexican interbank rate	2,853	(303)	3,156

						$(718)	$9,898	$(10,616)

(1)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices - Sell Protection (1):
Bank of America Securities LLC	12/20/19	$1,200	1.00%	Dow Jones CDX IG3 10Y Index	$(6,957)	$(12,589)	$5,632
Morgan Stanley & Co.	12/20/15	470	0.46%	Dow Jones CDX IG5 10Y Index	(33,572)	—	(33,572)
Morgan Stanley & Co.	12/20/15	1,500	0.46%	Dow Jones CDX IG5 10Y Index	(106,804)	—	(106,804)

					$(147,333)	$(12,589)	$(134,744)

The Fund entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps - Buy Protection (2):
Bank of America Securities LLC	03/20/18	$2,000	1.83%	Con-way, Inc., 7.25%, due 01/15/18	$87,934	$—	$87,934
Bank of America Securities LLC	06/20/17	800	1.73%	Marriott International, 6.375%, due 06/15/17	(26,344)	—	(26,344)
Barclays Bank PLC	12/20/17	1,065	0.80%	Dow Jones CDX IG9 10Y Index	25,246	8,969	16,277
Barclays Bank PLC	06/20/13	200	1.00%	Embarq Corp., 7.08%, due 06/01/16	(2,726)	(2,057)	(669)
Citigroup, Inc.	12/20/15	800	5.00%	Dow Jones CDX HY15 5Y Index	(41,235)	(26,904)	(14,331)
Citigroup, Inc.	02/09/46	600	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	552,742	—	552,742
Credit Suisse International	06/20/15	700	1.00%	Dow Jones CDX IG14 5Y Index	(9,970)	(6,207)	(3,763)
Deutsche Bank	06/20/18	1,646	1.50%	Dow Jones CDX IG10 10Y Index	(30,166)	(19,268)	(10,898)
Deutsche Bank	06/20/13	1,258	1.55%	Dow Jones CDX IG10 5Y Index	(28,376)	(2,296)	(26,080)
Deutsche Bank	03/20/14	400	1.25%	Embarq Corp., 7.08%, due 06/01/16	(7,966)	—	(7,966)
Deutsche Bank	03/20/14	200	1.27%	Embarq Corp., 7.08%, due 06/01/16	(4,102)	—	(4,102)
Deutsche Bank	03/20/14	100	1.43%	Embarq Corp., 7.08%, due 06/01/16	(2,514)	—	(2,514)
Deutsche Bank	06/20/18	1,000	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	(2,960)	—	(2,960)
Goldman Sachs	06/20/13	4,937	1.55%	Dow Jones CDX IG10 5Y Index	(111,319)	29,889	(141,208)
Goldman Sachs	12/20/17	1,646	0.80%	Dow Jones CDX IG9 10Y Index	39,017	19,108	19,909
Goldman Sachs & Co.	06/20/18	4,453	1.50%	Dow Jones CDX IG10 10Y Index	(81,626)	(103,902)	22,276
Merrill Lynch & Co.	12/20/11	272	0.00%	Dow Jones CDX HY7 5Y Index	19,386	12,838	6,548
Merrill Lynch & Co.	12/20/17	194	0.80%	Dow Jones CDX IG9 10Y Index	4,590	1,138	3,452
Morgan Stanley & Co.	06/20/18	4,356	1.50%	Dow Jones CDX IG10 10Y Index	(79,852)	(83,662)	3,810
Morgan Stanley & Co.	06/20/15	1,400	1.00%	Dow Jones CDX IG14 5Y Index	(19,920)	(12,542)	(7,378)
Morgan Stanley & Co.	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	1,542	—	1,542
Morgan Stanley & Co.	12/20/12	2,100	0.14%	Dow Jones CDX IG5 Index	4,626	—	4,626
Morgan Stanley & Co.	12/20/17	1,549	0.80%	Dow Jones CDX IG9 10Y Index	36,721	25,585	11,136
UBS AG	06/20/17	500	0.56%	Cardinal Health Inc., 6.00%, due 06/15/17	6,727	—	6,727

					$329,455	$(159,311)	$488,766

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$53,258,349	$—	$—
Exchange Traded Fund	28,706	—	—
Preferred Stocks	342,559	—	—
Asset-Backed Securities	—	2,014,805	399,322
Bank Loan	—	1,032,203	—
Corporate Bonds	—	34,484,001	—
Foreign Government Bonds	—	5,559,208	—
Municipal Bonds	—	3,630,589	—
Residential Mortgage-Backed Securities	—	4,082,991	—
U.S. Government Mortgage-Backed Obligations	—	11,078,500	—
U.S. Treasury Obligations	—	11,563,230	—
U.S. Government Agency Obligation	—	299,978	—
Affiliated Money Market Mutual Fund	3,282,765	—	—
Repurchase Agreement	—	1,900,000	—
Options Written	(41,156)	(67,931)	(27,449)
Other Financial Instruments*
Futures	30,412	—	—
Forward foreign currency exchange contracts	—	1,874	—
Interest rate swap agreements	—	(10,616)	—
Credit default swap agreements	—	354,022	—

Total	$56,901,635	$75,922,854	$371,873

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of April 30, 2011 categorized by risk exposure:

Derivative Fair Value at 04/30/11
Credit contracts	$342,115
Foreign exchange contracts	1,874
Interest rate contracts	(104,833)

Total	$239,156

Target Growth Allocation Fund

Schedule of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 96.1%
Aerospace & Defense — 3.1%
1,500	AAR Corp.	$ 39,060
28,800	BAE Systems PLC (United Kingdom)	157,739
5,330	Boeing Co. (The)	425,227
1,700	Elbit Systems Ltd. (Israel)	96,159
8,200	Embraer SA, ADR (Brazil)	266,336
6,200	Finmeccanica SpA (Italy)	83,750
18,867	General Dynamics Corp.	1,373,895
2,460	Goodrich Corp.	217,390
4,150	Hexcel Corp.*	89,349
6,890	Honeywell International, Inc.	421,875
2,116	Huntington Ingalls Industries, Inc.*	84,640
12,216	Lockheed Martin Corp.	968,118
1,125	Moog, Inc. (Class A Stock)*	49,635
12,700	Northrop Grumman Corp.	807,847
800	Teledyne Technologies, Inc.*	40,392
981	Triumph Group, Inc.	84,484
12,419	United Technologies Corp.	1,112,494

		6,318,390

Air Freight & Logistics — 0.2%
1,547	Atlas Air Worldwide Holdings, Inc.*	106,604
3,510	FedEx Corp.	335,802

		442,406

Airlines — 0.1%
100,100	Air New Zealand Ltd. (New Zealand)	89,917
9,840	JetBlue Airways Corp.*	55,694

		145,611

Apparel & Textile — 0.1%
1,150	Hanesbrands, Inc.*	37,387
1,425	Wolverine World Wide, Inc.	56,544
27,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	93,346

		187,277

Auto Components — 0.2%
8,320	Johnson Controls, Inc.	341,203

Auto Parts & Equipment — 0.2%
7,357	American Axle & Manufacturing Holdings, Inc.*	94,170
1,800	Keihin Corp. (Japan)	34,018
4,954	Meritor, Inc.*	85,258
1,900	Valeo SA (France)*	120,996
2,214	WABCO Holdings, Inc.*	163,504

		497,946

Auto Related
1,250	Tenneco, Inc.*	57,763

Automobile Manufacturers — 0.4%
1,800	Daimler AG (Germany)	139,142
2,800	General Motors Co.*	89,852
1,180	Hyundai Motor Co. (South Korea)	271,423
12,000	Nissan Shatai Co. Ltd. (Japan)	89,355
5,782	Toyota Motor Corp. (Japan)	230,239

		820,011

Automobiles — 0.1%
5,000	Harley-Davidson, Inc.	186,300

Automotive Parts — 0.1%
1,180	BorgWarner, Inc.*	91,143
100	Georg Fischer AG (Switzerland)*	65,318
17,500	Yokohama Rubber Co. Ltd. (The) (Japan)	88,886

		245,347

Banks — 0.5%
7,100	Banco Espanol de Credito SA (Spain)	66,420
3,234	FirstMerit Corp.	56,498
27,000	Fukuoka Financial Group, Inc. (Japan)	111,176
2,796	Julius Baer Group Ltd. (Switzerland)*	130,652
41,300	Mitsubishi UFJ Financial Group, Inc. (Japan)	197,043
34,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	95,568
7,790	Standard Chartered PLC (United Kingdom)	215,868
28,600	Turkiye Garanti Bankasi A/S (Turkey)	148,171
629	UMB Financial Corp.	26,487
1,400	United Bankshares, Inc.	36,624

		1,084,507

Beverages — 0.9%
4,770	Coca-Cola Co. (The)	321,784
7,899	Diageo PLC (United Kingdom)	160,703
3,447	Green Mountain Coffee Roasters, Inc.*	230,811
8,200	Greene King PLC (United Kingdom)	67,060
7,100	Molson Coors Brewing Co. (Class B Stock)	346,125
6,713	PepsiCo, Inc.	462,459
774	Pernod-Ricard SA (France)	77,795
3,931	SABMiller PLC (United Kingdom)	146,720

		1,813,457

Biotechnology — 0.3%
8,526	Amgen, Inc.*	484,703
839	Regeneron Pharmaceuticals, Inc.*	42,881
2,080	Seattle Genetics, Inc.*	34,549

		562,133

Building Materials & Construction — 0.1%
2,900	Lafarge SA (France)	205,210
750	Lennox International, Inc.	36,457
375	NCI Building Systems, Inc.*	4,643

		246,310

Building Products
725	A.O. Smith Corp.	31,878

Business Services — 0.2%
2,331	ICON PLC, ADR (Ireland)*	57,249
1,330	MasterCard, Inc. (Class A Stock)	366,934
1,100	URS Corp.*	49,225

		473,408

Capital Markets — 1.4%
4,475	Apollo Investment Corp.	53,029
4,525	Ares Capital Corp.	80,137
2,375	Fifth Street Finance Corp.	31,659
14,881	Goldman Sachs Group, Inc. (The)	2,247,180
675	KBW, Inc.	15,336
6,000	Morgan Stanley	156,900
4,200	State Street Corp.	195,510
1,325	Waddell & Reed Financial, Inc. (Class A Stock)	54,338

		2,834,089

Chemicals — 4.9%
2,797	Air Products & Chemicals, Inc.	267,169
1,910	Airgas, Inc.	132,650
1,700	BASF SE (Germany)*	174,746
3,355	BASF SE, ADR (Germany)*	345,431
11,070	Celanese Corp. (Class A Stock)	552,614
5,300	Clariant AG (Switzerland)*	109,983
52,723	Dow Chemical Co. (The)	2,161,116
6,348	Huntsman Corp.	132,356
1,755	Intrepid Potash, Inc.*	60,126
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	112,316
2,600	Koninklijke DSM NV (Netherlands)	179,264
23,518	Monsanto Co.	1,600,165
9,000	Nippon Shokubai Co. Ltd. (Japan)	116,834
2,390	Potash Corp. of Saskatchewan, Inc. (Canada)	134,748
15,781	PPG Industries, Inc.	1,493,987
18,968	Praxair, Inc.	2,018,575
2,500	Scotts Miracle-Gro Co. (The) (Class A Stock)	141,175
1,500	Sensient Technologies Corp.	56,835
800	Solutia, Inc.*	21,080
19,000	Toagosei Co. Ltd. (Japan)	102,127
1,600	Valspar Corp. (The)	62,896

		9,976,193

Clothing & Apparel — 0.8%
2,000	Adidas AG (Germany)	148,885
16,843	NIKE, Inc. (Class B Stock)	1,386,516

		1,535,401

Commercial Banks — 3.1%
12,700	Bank Hapoalim BM (Israel)*	66,501
14,600	Bank of Ireland (Ireland)*	6,055
22,377	Fifth Third Bancorp	296,943
5,688	HSBC Holdings PLC, ADR (United Kingdom)	309,825
33,565	KeyCorp	291,009
38,581	PNC Financial Services Group, Inc.	2,405,140
1,325	Prosperity Bancshares, Inc.	60,751
23,600	Regions Financial Corp.	173,224
1,500	Societe Generale (France)	100,333
11,920	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	40,559
12,010	SunTrust Banks, Inc.	338,562
1,499	Trustmark Corp.	34,837
300	Verwaltungs-und Privat-Bank AG (Liechtenstein)	39,676
74,149	Wells Fargo & Co.	2,158,477

		6,321,892

Commercial Services — 0.5%
1,318	Acacia Research - Acacia Technologies*	54,183
12,900	Berendsen PLC (United Kingdom)	111,939
550	Consolidated Graphics, Inc.*	30,883
2,250	Corrections Corp. of America*	56,002
4,505	GEO Group, Inc. (The)*	120,193
1,050	KAR Auction Services, Inc.*	20,475
975	McGrath RentCorp.	27,680
4,530	Moody’s Corp.	177,304
1,571	PAREXEL International Corp.*	43,611
2,040	Sotheby’s	103,061
2,702	SuccessFactors, Inc.*	93,678
775	United Rentals, Inc.*	22,801
2,580	Verisk Analytics, Inc. (Class A Stock)*	84,882
4,127	Waste Connections, Inc.	126,988

		1,073,680

Commercial Services & Supplies — 0.1%
1,465	Monster Worldwide, Inc.*	24,040
5,482	Waste Management, Inc.	216,320

		240,360

Communication Equipment — 0.1%
4,250	Juniper Networks, Inc.*	162,903

Computer Hardware — 2.2%
12,245	Apple, Inc.*	4,264,076
1,004	Logitech International SA (Switzerland)*	13,905
4,042	Radiant Systems, Inc.*	80,517

		4,358,498

Computer Services & Software — 2.3%
17,191	Accenture PLC (Class A Stock) (Ireland)	982,122
3,583	Allscripts Healthcare Solutions, Inc.*	77,178
6,030	Autodesk, Inc.*	271,229
3,800	Cognizant Technology Solutions Corp. (Class A Stock)*	315,020
33,300	EMC Corp.*	943,722
2,088	Fortinet, Inc.*	101,686
1,400	Global Payments, Inc.	74,536
2,108	Informatica Corp.*	118,069
2,100	Itochu Techno-Solutions Corp. (Japan)	73,525
3,500	MSCI, Inc. (Class A Stock)*	124,145
7,380	Nuance Communications, Inc.*	152,766
3,320	Red Hat, Inc.*	157,600
1,963	Riverbed Technology, Inc.*	68,980
4,063	salesforce.com, Inc.*	563,132
4,624	SAP AG (Germany)	297,925
4,400	Tieto Oyj (Finland)	81,137
2,800	VeriFone Systems, Inc.*	153,496

		4,556,268

Computers & Peripherals — 0.5%
21,400	Hewlett-Packard Co.	863,918
2,400	QLogic Corp.*	43,152

		907,070

Construction — 0.2%
600	Ciments Francais SA (France)	63,417
10,700	COMSYS Holdings Corp. (Japan)	111,597
26,625	Downer EDI Ltd. (Australia)	107,979
1,400	Meritage Homes Corp.*	33,474
1,997	Texas Industries, Inc.	84,214

		400,681

Construction & Engineering
925	MYR Group, Inc.*	23,060

Consumer Finance — 0.5%
14,148	American Express Co.	694,384
5,500	Capital One Financial Corp.	301,015
1,050	First Cash Financial Services, Inc.*	41,202

		1,036,601

Consumer Products & Services — 0.6%
2,020	Avon Products, Inc.	59,348
1,700	Colgate-Palmolive Co.	143,395
5,862	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	568,614
59,700	Pacific Brands Ltd. (Australia)	47,769
3,682	Reckitt Benckiser Group PLC (United Kingdom)	204,432
900	Snap-on, Inc.	55,593
3,689	Vitamin Shoppe, Inc.*	143,945

		1,223,096

Containers & Packaging — 0.2%
2,400	Packaging Corp. of America	68,472
23,200	Rexam PLC (United Kingdom)	151,365
2,000	Silgan Holdings, Inc.	91,720

		311,557

Cosmetics & Toiletries — 0.1%
5,700	Natura Cosmeticos SA (Brazil)	159,964

Distribution/Wholesale — 0.4%
64,000	Li & Fung Ltd. (Bermuda)	327,159
16,000	Marubeni Corp. (Japan)	115,589
13,600	Sumitomo Corp. (Japan)	185,603
4,800	Toyota Tsusho Corp. (Japan)	79,354

		707,705

Diversified Financial Services — 3.9%
4,140	Affiliated Managers Group, Inc.*	451,591
4,811	Ameriprise Financial, Inc.	298,571
122,812	Bank of America Corp.	1,508,131
969	BlackRock, Inc.	189,866
18,420	BM&FBOVESPA SA (Brazil)	138,279
24,000	Challenger Ltd. (Australia)	126,796
474,980	Citigroup, Inc.*	2,180,158
2,446	Duff & Phelps Corp. (Class A Stock)	37,644
3,500	Fuyo General Lease Co. Ltd. (Japan)	108,303
2,657	Janus Capital Group, Inc.	32,336
58,351	JPMorgan Chase & Co.	2,662,556
2,022	optionsXpress Holdings, Inc.	37,286
9,800	Tullett Prebon PLC (United Kingdom)	68,833

		7,840,350

Diversified Manufacturing Operations — 0.5%
19,046	Eaton Corp.	1,019,532

Diversified Operations — 0.2%
2,387	LVMH Moet Hennessy Louis Vuitton SA (France)	428,681

Diversified Telecommunication Services — 1.1%
31,048	AT&T, Inc.	966,214
9,000	CenturyLink, Inc.	367,020
25,664	Verizon Communications, Inc.	969,586

		2,302,820

Electric — 0.1%
1,200	Cleco Corp.	42,120
2,100	E.ON AG (Germany)	71,788
1,800	RWE AG (Germany)	117,454

		231,362

Electric Utilities — 1.6%
20,324	American Electric Power Co., Inc.	741,419
24,900	Edison International	977,823
32,500	Enel SpA (Italy)	231,734
18,600	Exelon Corp.	783,990
14,632	PPL Corp.	401,356

		3,136,322

Electrical Equipment — 0.1%
1,700	EnerSys*	64,413
7,731	GrafTech International Ltd.*	179,359

		243,772

Electronic Components & Equipment — 1.0%
22,013	Agilent Technologies, Inc.*	1,098,669
3,790	Broadcom Corp. (Class A Stock)*	133,332
2,000	Checkpoint Systems, Inc.*	42,120
1,888	Coherent, Inc.*	118,019
2,407	DTS, Inc.*	106,053
944	Fanuc Corp. (Japan)	156,528
2,800	FLIR Systems, Inc.	98,616
851	Universal Display Corp.*	46,754
2,922	Universal Electronics, Inc.*	80,910
1,987	Vestas Wind Systems A/S (Denmark)*	70,560

		1,951,561

Electronic Equipment & Instruments — 0.2%
760	Itron, Inc.*	41,367
9,375	TE Connectivity Ltd. (Switzerland)	336,094

		377,461

Electronics — 0.1%
2,446	Gentex Corp.	76,682
450	Tech Data Corp.*	23,909
725	Thomas & Betts Corp.*	42,028

		142,619

Energy - Alternate Sources
600	First Solar, Inc.*	83,742

Energy Equipment & Services — 1.0%
5,200	Diamond Offshore Drilling, Inc.	394,524
27,921	Halliburton Co.	1,409,452
875	Oil States International, Inc.*	72,634
1,050	Unit Corp.*	66,171

		1,942,781

Engineering & Construction — 0.2%
6,740	Fluor Corp.	471,396
975	MasTec, Inc.*	22,113

		493,509

Entertainment & Leisure — 0.6%
2,491	Bally Technologies, Inc.*	97,124
13,241	Carnival Corp. (Panama)	504,085
5,506	Carnival PLC (United Kingdom)	222,105
1,450	Las Vegas Sands Corp.*	68,165
1,500	Life Time Fitness, Inc.*	58,680
3,347	Pinnacle Entertainment, Inc.*	46,456
8,859	Shuffle Master, Inc.*	96,829
10,500	Tabcorp Holdings Ltd. (Australia)	87,814
24,000	Thomas Cook Group PLC (United Kingdom)	68,671

		1,249,929

Environmental Control — 0.1%
1,440	Stericycle, Inc.*	131,443

Equipment Services
2,600	Kyoei Steel Ltd. (Japan)	45,612

Farming & Agriculture — 0.1%
1,340	Bunge Ltd. (Bermuda)	101,090
78,366	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	48,737

		149,827

Financial - Bank & Trust — 1.4%
3,050	Astoria Financial Corp.	44,134
9,500	Banco Bilbao Vizcaya Argentaria SA (Spain)	121,854
17,900	Banco Santander SA (Spain)	228,592
575	Bank of Hawaii Corp.	28,054
25,900	Barclays PLC (United Kingdom)	122,128
5,801	BNP Paribas (France)	459,079
5,980	Charles Schwab Corp. (The)	109,494
70,606	China Merchants Bank Co. Ltd. (Class H Stock) (China)	181,828
7,600	Credit Agricole SA (France)	126,526
8,400	Credit Suisse Group AG (Switzerland)	381,739
2,200	Danske Bank A/S (Denmark)*	52,869
6,350	Deutsche Bank AG (Germany)	414,775
3,561	Dexia NV/SA (Belgium)*	14,188
96,100	Mizuho Financial Group, Inc. (Japan)	151,646
6,200	National Australia Bank Ltd. (Australia)	184,030
6,400	Sumitomo Mitsui Financial Group, Inc. (Japan)	196,856

		2,817,792

Financial Services — 1.2%
3,050	Associated Banc-Corp.	44,530
3,700	DnB NOR ASA (Norway)	60,155
1,700	Eaton Vance Corp.	57,409
4,000	Hitachi Capital Corp. (Japan)	56,759
11,510	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	262,620
264,400	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	223,674
10,900	Irish Life & Permanent Group Holdings PLC (Ireland)*	2,422
2,100	Jefferies Group, Inc.	50,757
800	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	132,059
2,150	Raymond James Financial, Inc.	80,625
50,950	U.S. Bancorp	1,315,529
1,358	Visa, Inc. (Class A Stock)	106,087

		2,392,626

Food — 1.1%
1,300	Axfood AB (Sweden)	47,762
700	Casino Guichard Perrachon SA (France)	73,686
11,800	Dairy Crest Group PLC (United Kingdom)	79,234
2,000	Delhaize Group (Belgium)	173,176
3,495	Fresh Market, Inc. (The)*	146,161
88,500	Goodman Fielder Ltd. (Australia)	104,280
5,200	Koninklijke Ahold NV (Netherlands)	73,007
14,614	Kraft Foods, Inc. (Class A Stock)	490,738
34,870	Marston’s PLC (United Kingdom)	63,138
12,273	Nestle SA (Switzerland)	761,919
17,000	Nichirei Corp. (Japan)	74,401
46,600	Northern Foods PLC (United Kingdom)	56,627
900	Nutreco NV (Netherlands)	70,051
1,150	Whole Foods Market, Inc.	72,174

		2,286,354

Food & Staples Retailing — 1.6%
2,092	BJ’s Restaurants, Inc.*	98,219
35,111	CVS Caremark Corp.	1,272,423
20,000	Safeway, Inc.	486,200
23,618	Wal-Mart Stores, Inc.	1,298,518

		3,155,360

Food Products — 0.3%
8,700	ConAgra Foods, Inc.	212,715
10,070	Unilever NV (Netherlands)	332,310

		545,025

Gas Utilities — 0.2%
7,608	Sempra Energy	419,201

Hand/Machine Tools — 0.1%
1,148	Regal-Beloit Corp.	87,007
2,320	Stanley Black & Decker, Inc.	168,548

		255,555

Healthcare Equipment & Supplies — 0.3%
2,234	Arthrocare Corp.*	78,927
7,840	Medtronic, Inc.	327,320
975	Teleflex, Inc.	61,435
3,186	Thoratec Corp.*	97,810
825	West Pharmaceutical Services, Inc.	38,973

		604,465

Healthcare Products — 0.6%
3,852	Bruker Corp.*	76,039
900	Cantel Medical Corp.	23,337
1,688	Cepheid, Inc.*	54,539
15,038	Covidien PLC (Ireland)	837,466
2,812	Delcath Systems, Inc.*	19,881
1,340	Gen-Probe, Inc.*	111,113
640	IDEXX Laboratories, Inc.*	52,115

		1,174,490

Healthcare Providers & Services — 0.5%
1,100	Amedisys, Inc.*	36,652
4,800	CIGNA Corp.	224,784
900	MEDNAX, Inc.*	63,828
13,370	UnitedHealth Group, Inc.	658,205

		983,469

Healthcare Services — 0.4%
1,400	AMERIGROUP Corp.*	95,620
2,494	Centene Corp.*	90,358
800	Covance, Inc.*	50,080
1,700	Healthways, Inc.*	28,764
6,034	WellPoint, Inc.	463,351

		728,173

Healthcare Technology
14,700	AGFA-Gevaert NV (Belgium)*	65,537

Holding Companies — 0.1%
94,000	Dah Chong Hong Holdings Ltd. (Hong Kong)	107,480

Hotels, Restaurants & Leisure — 1.7%
1,025	Buffalo Wild Wings, Inc.*	62,628
21,365	McDonald’s Corp.	1,673,093
3,095	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	37,976
6,195	Wynn Resorts Ltd.	911,594
14,288	Yum! Brands, Inc.	766,408

		3,451,699

Household Products — 0.1%
600	Helen of Troy Ltd. (Bermuda)*	18,672
4,000	Kimberly-Clark Corp.	264,240

		282,912

Independent Power Producers & Energy Traders
10,000	Drax Group PLC (United Kingdom)	73,478

Industrial Conglomerates — 0.7%
840	3M Co.	81,656
58,897	General Electric Co.	1,204,444
3,675	Tyco International Ltd. (Switzerland)	179,120

		1,465,220

Industrial Products — 0.7%
1,300	Harsco Corp.	46,280
21,200	Kurabo Industries Ltd. (Japan)	37,897
8,637	Precision Castparts Corp.	1,334,589

		1,418,766

Insurance — 3.9%
3,021	ACE Ltd. (Switzerland)	203,162
10,121	Aflac, Inc.	568,699
2,690	Allianz SE (Germany)	423,531
32,600	Allstate Corp. (The)	1,103,184
13,800	Aviva PLC (United Kingdom)	102,991
1,100	Baloise Holding AG (Switzerland)*	121,636
31,500	Beazley PLC (United Kingdom)	68,874
34,977	China Life Insurance Co. Ltd. (Class H Stock) (China)	124,303
7,725	CNO Financial Group, Inc.*	62,264
84	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	137,937
1,475	Delphi Financial Group, Inc. (Class A Stock)	47,126
22,200	Genworth Financial, Inc. (Class A Stock)*	270,618
50	Hanover Insurance Group, Inc. (The)	2,111
2,137	HCC Insurance Holdings, Inc.	69,538
21,900	ING Groep NV, CVA (Netherlands)*	288,691
56,100	Legal & General Group PLC (United Kingdom)	115,071
15,563	Lincoln National Corp.	486,033
4,900	Loews Corp.	216,874
7,000	Marsh & McLennan Cos., Inc.	211,960
30,451	MetLife, Inc.	1,424,802
36,200	Old Mutual PLC (United Kingdom)	84,048
2,200	Protective Life Corp.	59,202
1,200	Reinsurance Group of America, Inc.	75,960
2,400	SCOR SE (France)	73,317
1,200	State Auto Financial Corp.	20,376
2,500	Swiss Reinsurance Co. Ltd. (Switzerland)*	148,988
1,975	Tower Group, Inc.	45,168
6,000	Travelers Cos., Inc. (The)	379,680
1,100	United Fire & Casualty Co.	21,780
3,600	Unum Group	95,328
24,466	XL Group PLC (Ireland)	597,460
800	Zurich Financial Services AG (Switzerland)*	224,740

		7,875,452

Internet Services — 2.6%
9,450	Amazon.com, Inc.*	1,856,925
1,400	Digital River, Inc.*	45,556
3,582	F5 Networks, Inc.*	363,072
1,450	Google, Inc. (Class A Stock)*	788,945
3,293	priceline.com, Inc.*	1,801,304
5,039	Sapient Corp.*	63,617
4,783	TIBCO Software, Inc.*	143,442
2,944	Youku.com, Inc., ADR (Cayman Islands)*	174,049

		5,236,910

Internet Software & Services — 2.7%
11,851	Baidu, Inc., ADR (Cayman Islands)*	1,760,110
101,280	Oracle Corp.	3,651,144
2,630	VeriSign, Inc.	97,205

		5,508,459

Investment Company — 0.3%
691,000	Hutchison Port Holdings Trust (Singapore)*	635,720

IT Services — 1.0%
1,050	CACI International, Inc. (Class A Stock)*	64,166
10,233	International Business Machines Corp.	1,745,545
50,600	Logica PLC (United Kingdom)	113,932

		1,923,643

Life Sciences Tools & Services — 0.4%
12,795	Thermo Fisher Scientific, Inc.*	767,572

Machinery — 0.7%
2,425	Actuant Corp. (Class A Stock)	67,318
1,600	Bucyrus International, Inc.	146,320
5,202	Cummins, Inc.	625,176
375	Lincoln Electric Holdings, Inc.	29,468
4,500	PACCAR, Inc.	238,995
2,200	Parker Hannifin Corp.	207,504
725	Valmont Industries, Inc.	76,342

		1,391,123

Machinery & Equipment — 0.6%
8,700	Kyowa Exeo Corp. (Japan)	91,167
1,100	Rheinmetall AG (Germany)	98,669
12,779	Rockwell Automation, Inc.	1,113,434

		1,303,270

Machinery - Construction & Mining — 0.2%
9,663	Komatsu Ltd. (Japan)	338,321

Manufacturing — 1.4%
10,500	Cookson Group PLC (United Kingdom)*	125,489
32,568	Danaher Corp.	1,799,056
10,070	Illinois Tool Works, Inc.	588,189
2,100	Siemens AG (Germany)	305,505

		2,818,239

Media — 2.7%
10,500	CBS Corp. (Class B Stock)	264,810
12,307	Comcast Corp. (Class A Stock)	322,936
22,780	Comcast Corp. (Special Class A Stock)	559,249
5,240	DIRECTV (Class A Stock)*	254,612
1,360	Discovery Communications, Inc. (Class A Stock)*	60,194
6,548	Pearson PLC (United Kingdom)	125,889
3,165	Publicis Groupe SA (France)	179,357
7,235	Time Warner Cable, Inc.	565,270
46,585	Time Warner, Inc.	1,763,708
7,850	Viacom, Inc. (Class B Stock)	401,606
18,642	Walt Disney Co. (The)	803,470
1,000	Wiley, (John) & Sons, Inc. (Class A Stock)	50,930

		5,352,031

Medical Supplies & Equipment — 0.2%
3,200	Fresenius Medical Care AG & Co. KGaA (Germany)	251,488
1,315	Quality Systems, Inc.	117,982
1,861	Sirona Dental Systems, Inc.*	106,207

		475,677

Metals & Mining — 2.2%
5,594	Alpha Natural Resources, Inc.*	325,403
6,500	ArcelorMittal (Luxembourg)	239,147
4,844	BHP Billiton Ltd. (Australia)	243,334
6,489	BHP Billiton Ltd., ADR (Australia)	656,946
23,600	BlueScope Steel Ltd. (Australia)	44,751
6,400	Boliden AB (Sweden)*	144,259
1,631	Cloud Peak Energy, Inc.*	33,957
32,904	Freeport-McMoRan Copper & Gold, Inc.	1,810,707
610	Joy Global, Inc.	61,580
3,075	Mueller Water Products, Inc. (Class A Stock)	13,530
2,140	Northwest Pipe Co.*	51,488
58,200	OneSteel Ltd. (Australia)	135,879
3,135	RTI International Metals, Inc.*	100,132
300	Southern Copper Corp.	11,238
4,030	Teck Resources Ltd. (Class B Stock) (Canada)	218,628
2,475	Thompson Creek Metals Co., Inc. (Canada)*	30,517
2,500	ThyssenKrupp AG (Germany)	115,030
1,700	Timken Co.	95,863
2,994	Titanium Metals Corp.*	59,970
506	United States Steel Corp.	24,141

		4,416,500

Multi-Line Insurance
3,100	AXA SA (France)	69,562

Multi-Line Retail — 0.3%
13,800	J.C. Penney Co., Inc.	530,610

Multi-Utilities — 0.6%
4,000	Dominion Resources, Inc.	185,680
1,550	NorthWestern Corp.	50,452
27,011	Public Service Enterprise Group, Inc.	868,944

		1,105,076

Office Electronics — 0.3%
3,602	Canon, Inc. (Japan)	168,743
34,500	Xerox Corp.	348,105

		516,848

Oil & Gas — 1.9%
13,947	Anadarko Petroleum Corp.	1,100,976
10,452	BG Group PLC (United Kingdom)	267,725
1,575	Brigham Exploration Co.*	52,810
9,200	Caltex Australia Ltd. (Australia)	143,093
2,483	Cenovus Energy, Inc. (Canada)	95,473
4,889	Continental Resources, Inc.*	335,776
9,510	Hess Corp.	817,480
2,460	National Oilwell Varco, Inc.	188,657
4,397	Oasis Petroleum, Inc.*	135,120
3,300	Statoil ASA (Norway)	96,548
4,300	Total SA (France)	275,266
4,800	Total SA, ADR (France)	308,304

		3,817,228

Oil, Gas & Consumable Fuels — 8.5%
1,654	Air Liquide SA (France)	244,689
13,548	Apache Corp.	1,806,897
19,300	BP PLC (United Kingdom)	149,115
2,000	Cabot Oil & Gas Corp.	112,560
7,190	Cameron International Corp.*	379,057
4,570	Canadian Natural Resources Ltd. (Canada)	214,988
12,600	Chesapeake Energy Corp.	424,242
7,900	Chevron Corp.	864,576
107,725	CNOOC Ltd. (Hong Kong)	265,767
31,774	ConocoPhillips	2,507,922
900	Core Laboratories NV (Netherlands)	86,382
8,700	ENI SpA (Italy)	232,593
11,834	EOG Resources, Inc.	1,336,177
10,293	Exxon Mobil Corp.	905,784
990	FMC Technologies, Inc.*	46,015
12,800	JX Holdings, Inc. (Japan)	88,684
3,971	Lufkin Industries, Inc.	366,642
8,100	Marathon Oil Corp.	437,724
3,520	Noble Energy, Inc.	338,870
19,046	Occidental Petroleum Corp.	2,176,767
2,600	OMV AG (Austria)	118,572
1,000	ONEOK, Inc.	69,940
14,648	Peabody Energy Corp.	978,779
5,400	Repsol YPF SA (Spain)	192,837
1,675	Resolute Energy Corp.*	29,631
12,300	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	478,087
11,200	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	877,632
8,783	Schlumberger Ltd. (Netherlands)	788,274
3,276	Seadrill Ltd. (Bermuda)	116,077
1,100	South Jersey Industries, Inc.	63,195
3,540	Southwestern Energy Co.*	155,264
1,500	Swift Energy Co.*	58,785
6,400	Valero Energy Corp.	181,120
1,400	WGL Holdings, Inc.	55,328

		17,148,972

Paper & Forest Products — 0.1%
34,600	DS Smith PLC (United Kingdom)	125,355
2,625	Louisiana-Pacific Corp.*	24,412
7,700	Svenska Cellulosa AB SCA (Class B Stock) (Sweden)	118,002

		267,769

Pharmaceuticals — 5.6%
17,875	Abbott Laboratories	930,215
1,910	Allergan, Inc.	151,960
6,840	AmerisourceBergen Corp.	277,978
5,600	AstraZeneca PLC (United Kingdom)	279,682
1,974	BioMarin Pharmaceutical, Inc.*	53,081
1,502	Catalyst Health Solutions, Inc.*	89,459
23,900	Eli Lilly & Co.	884,539
8,700	GlaxoSmithKline PLC (United Kingdom)	189,715
5,500	H. Lundbeck A/S (Denmark)	132,063
613	Herbalife Ltd. (Cayman Islands)	55,035
26,730	Johnson & Johnson	1,756,696
4,000	Kyorin Holdings, Inc. (Japan)	71,257
8,065	Mead Johnson Nutrition Co.	539,387
3,280	Medco Health Solutions, Inc.*	194,602
38,949	Merck & Co., Inc.	1,400,216
1,500	Miraca Holdings, Inc. (Japan)	56,771
7,567	Novartis AG (Switzerland)	449,209
6,900	Novartis AG, ADR (Switzerland)	408,273
2,318	Novo Nordisk A/S (Class B Stock) (Denmark)	293,024
95,048	Pfizer, Inc.	1,992,206
2,100	Pharmaceutical Product Development, Inc.	64,785
1,715	Salix Pharmaceuticals Ltd.*	67,382
3,800	Sanofi-Aventis SA (France)	300,555
36,999	Sinopharm Group Co. (Class H Stock) (China)	128,154
1,500	Takeda Pharmaceutical Co. Ltd. (Japan)	72,490
9,712	Teva Pharmaceutical Industries Ltd., ADR (Israel)	444,130

		11,282,864

Pipelines
2,250	Kinder Morgan, Inc.	64,305

Professional Services
1,300	Towers Watson & Co. (Class A Stock)	74,568

Real Estate Investment Trusts — 0.9%
32,600	Annaly Capital Management, Inc.	581,584
2,312	AvalonBay Communities, Inc.	292,722
2,797	Boston Properties, Inc.	292,370
1,154	Dupont Fabros Technology, Inc.	28,227
1,700	First Potomac Realty Trust	27,591
1,700	Government Properties Income Trust	46,614
1,225	Invesco Mortgage Capital, Inc.	27,857
650	Kilroy Realty Corp.	27,261
850	LaSalle Hotel Properties	23,919
4,600	Medical Properties Trust, Inc.	56,764
2,973	Redwood Trust, Inc.	47,063
4,017	Simon Property Group, Inc.	460,107

		1,912,079

Retail — 0.3%
4,400	Aoyama Trading Co. Ltd. (Japan)	72,416
4,734	Genesco, Inc.*	191,159
32,100	Home Retail Group PLC (United Kingdom)	117,906
43,536	Kingfisher PLC (United Kingdom)	199,616
1,500	Tsuruha Holdings, Inc. (Japan)	70,640

		651,737

Retail & Merchandising — 3.6%
3,300	Abercrombie & Fitch Co. (Class A Stock)	233,640
4,451	Cash America International, Inc.	211,200
3,211	Chico’s FAS, Inc.	46,977
164,652	Cie Financiere Richemont SA, ADR (Switzerland)	1,057,066
4,400	Circle K Sunkus Co. Ltd. (Japan)	67,371
4,960	Costco Wholesale Corp.	401,363
1,037	Inditex SA (Spain)	92,987
13,225	Kohl’s Corp.	697,090
10,130	Lowe’s Cos., Inc.	265,912
2,700	NEXT PLC (United Kingdom)	100,887
1,100	Rallye SA (France)	57,863
4,300	Shimachu Co. Ltd. (Japan)	100,085
31,531	Starbucks Corp.	1,141,107
13,141	Target Corp.	645,223
32,064	TJX Cos., Inc. (The)	1,719,272
58,400	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	182,631
5,630	Walgreen Co.	240,514

		7,261,188

Retail Apparel — 0.1%
6,319	Hennes & Mauritz AB (Class B Stock) (Sweden)	223,271

Retailers - Food & Drug — 0.1%
40,095	Tesco PLC (United Kingdom)	270,267

Semiconductor Components — 0.1%
14,200	ARM Holdings PLC (United Kingdom)	147,175

Semiconductors — 0.6%
15,298	Advanced Micro Devices, Inc.*	139,212
7,160	ASML Holding NV (Netherlands)	299,002
600	Cabot Microelectronics Corp.*	29,310
8,500	Intel Corp.	197,115
2,257	Netlogic Microsystems, Inc.*	97,344
1,069	OYO Geospace Corp.*	99,716
675	Silicon Laboratories, Inc.*	29,416
3,898	Teradyne, Inc.*	62,758
1,550	TriQuint Semiconductor, Inc.*	21,343
1,635	Varian Semiconductor Equipment Associates, Inc.*	68,556
1,559	Veeco Instruments, Inc.*	79,712

		1,123,484

Software — 1.6%
1,687	ANSYS, Inc.*	93,274
900	Blackboard, Inc.*	43,299
25,205	CA, Inc.	619,791
1,360	Cerner Corp.*	163,445
6,970	Check Point Software Technologies Ltd. (Israel)*	382,862
7,531	Compuware Corp.*	85,326
4,430	Intuit, Inc.*	246,131
2,611	MedAssets, Inc.*	41,828
49,901	Microsoft Corp.	1,298,424
2,362	Progress Software Corp.*	70,033
1,943	QLIK Technologies, Inc.*	62,293
1,125	Tyler Technologies, Inc.*	27,889

		3,134,595

Specialty Retail — 1.0%
3,795	Aaron’s, Inc.	109,258
550	DSW, Inc. (Class A Stock)*	26,114
21,600	Gap, Inc. (The)	501,984
6,430	Home Depot, Inc. (The)	238,810
15,202	Tiffany & Co.	1,055,627
2,300	Urban Outfitters, Inc.*	72,358

		2,004,151

Steel Producers/Products
1,100	Voestalpine AG (Austria)	54,132

Telecommunications — 1.8%
6,664	Acme Packet, Inc.*	550,513
2,260	America Movil SAB de CV (Class L Stock), ADR (Mexico)	129,272
4,100	Arris Group, Inc.*	49,200
61,900	BT Group PLC (United Kingdom)	202,446
8,310	Cisco Systems, Inc.	145,924
3,810	Corning, Inc.	79,781
3,793	EMS Technologies, Inc.*	95,811
3,000	France Telecom SA (France)	70,362
8,609	HTC Corp. (Taiwan)	390,792
35	KDDI Corp. (Japan)	232,139
1,866	NICE Systems Ltd., ADR (Israel)*	71,151
3,100	Nippon Telegraph & Telephone Corp. (Japan)	143,124
10,600	Nokia Oyj (Finland)	97,655
70	NTT DoCoMo, Inc. (Japan)	128,842
8,683	QUALCOMM, Inc.	493,542
1,100	SBA Communications Corp. (Class A Stock)*	42,493
66,600	Telecom Italia SpA (Italy)	100,322
13,012	Telefonica SA (Spain)	349,800
48,500	Telstra Corp. Ltd. (Australia)	154,697
6,400	Vivendi (France)	200,821

		3,728,687

Textiles, Apparel & Luxury Goods — 0.2%
3,400	Jones Group, Inc. (The)	46,342
3,385	Phillips-Van Heusen Corp.	238,338
1,249	Steven Madden Ltd.*	66,384

		351,064

Thrifts & Mortgage Finance
3,025	Washington Federal, Inc.	48,672

Tobacco — 0.7%
15,400	Altria Group, Inc.	413,336
6,594	British American Tobacco PLC (United Kingdom)	287,581
10,954	Philip Morris International, Inc.	760,646

		1,461,563

Trading Companies & Distributors
1,200	WESCO International, Inc.*	74,340

Transportation — 1.7%
900	Bristow Group, Inc.*	41,760
2,440	Canadian National Railway Co. (Canada)	189,263
2,260	CSX Corp.	177,839
4,580	Expeditors International of Washington, Inc.	248,557
3,860	Kansas City Southern*	224,305
1,730	Landstar System, Inc.	82,002
23,000	Sankyu, Inc. (Japan)	105,196
10,000	Seino Holding Co. Ltd. (Japan)	74,709
20,984	Union Pacific Corp.	2,171,215
925	Werner Enterprises, Inc.	24,207

		3,339,053

Utilities — 0.1%
1,350	El Paso Electric Co.*	41,823
4,475	PG&E Corp.	206,208

		248,031

Wireless Telecommunication Services — 0.9%
11,320	American Tower Corp. (Class A Stock)*	592,149
54,800	Vodafone Group PLC (United Kingdom)	157,074
37,767	Vodafone Group PLC, ADR (United Kingdom)	1,099,775

		1,848,998

	TOTAL COMMON STOCKS (cost $145,116,901)	194,085,096

EXCHANGE TRADED FUND
525	iShares Russell 2000 Value Index Fund (cost $39,939)	40,189

PREFERRED STOCKS — 0.5%
Automobile Manufacturers — 0.2%
1,856	Volkswagen AG, 1.81% (Germany)	365,620

Banks — 0.2%
15,600	Itau Unibanco Holding SA, ADR, 2.79% (Brazil)	370,500

Commercial Banks — 0.1%
7,325	Wells Fargo & Co., Series J, 8.00%, CVT	211,619

	TOTAL PREFERRED STOCKS (cost $635,574)	947,739

	TOTAL LONG-TERM INVESTMENTS (cost $145,792,414)	195,073,024

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MONEY MARKET MUTUAL FUND
6,046,183	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,046,183)(a)	6,046,183

	TOTAL INVESTMENTS — 99.6% (cost $151,838,597)(b)	201,119,207
	OTHER ASSETS IN EXCESS OF LIABILITIES(c) — 0.4%	871,347

	NET ASSETS —100%	$201,990,554

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
CVT	Convertible Security
MXN	Mexican Peso
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Portfolio of Investments was $164,208,309; accordingly, net unrealized appreciation on investments for federal income tax purposes was $36,910,898 (gross unrealized appreciation $39,557,949; gross unrealized depreciation $2,647,051). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year.
(c)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Mexican Peso, Expiring 05/24/11	State Street Bank	MXN	727	$58,152	$63,025	$4,873
Expiring 05/24/11	State Street Bank	MXN	724	62,281	62,765	484
Expiring 05/24/11	State Street Bank	MXN	688	56,131	59,592	3,461

				$176,564	$185,382	$8,818

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Mexican Peso, Expiring 05/24/11	State Street Bank	MXN	5,000	$399,667	$433,337	$(33,670)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$194,085,096	$—	$—
Exchange Traded Fund	40,189	—	—
Preferred Stocks	947,739	—	—
Affiliated Money Market Mutual Fund	6,046,183	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(24,852)	—

Total	$201,119,207	$(24,852)	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Target Moderate Allocation Fund

Schedule of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 90.2%
COMMON STOCKS — 66.3%
Advertising — 0.1%
4,900	Publicis Groupe SA (France)	$ 277,678

Aerospace & Defense — 2.0%
1,700	AAR Corp.	44,268
43,500	BAE Systems PLC (United Kingdom)	238,252
5,358	Boeing Co. (The)	427,461
1,900	Elbit Systems Ltd. (Israel)	107,471
10,300	Embraer SA, ADR (Brazil)	334,544
5,400	Finmeccanica SpA (Italy)	72,944
16,502	General Dynamics Corp.	1,201,676
2,600	Goodrich Corp.	229,762
4,775	Hexcel Corp.*	102,806
7,220	Honeywell International, Inc.	442,081
2,033	Huntington Ingalls Industries, Inc.*	81,320
12,080	Lockheed Martin Corp.	957,340
1,375	Moog, Inc. (Class A Stock)*	60,665
12,400	Northrop Grumman Corp.	788,764
1,000	Teledyne Technologies, Inc.*	50,490
1,011	Triumph Group, Inc.	87,067
12,604	United Technologies Corp.	1,129,066

		6,355,977

Air Freight & Logistics — 0.1%
1,595	Atlas Air Worldwide Holdings, Inc.*	109,911
3,370	FedEx Corp.	322,408

		432,319

Airlines — 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	67,819
41,000	Cathay Pacific Airways Ltd. (Hong Kong)	102,312
10,030	JetBlue Airways Corp.*	56,770

		226,901

Apparel — 0.1%
2,900	Adidas AG (Germany)	215,884

Apparel & Textile
1,575	Wolverine World Wide, Inc.	62,496

Auto Components — 0.1%
8,610	Johnson Controls, Inc.	353,096
1,375	Tenneco, Inc.*	63,539

		416,635

Auto Parts & Equipment — 0.1%
7,210	American Axle & Manufacturing Holdings, Inc.*	92,288
6,200	Keihin Corp. (Japan)	117,174
4,885	Meritor, Inc.*	84,071
2,179	WABCO Holdings, Inc.*	160,919

		454,452

Automobile Manufacturers — 0.2%
2,000	Daimler AG (Germany)	154,603
2,950	General Motors Co.*	94,665
14,000	Nissan Shatai Co. Ltd. (Japan)	104,247
8,963	Toyota Motor Corp. (Japan)	356,907

		710,422

Automobiles — 0.1%
4,900	Harley-Davidson, Inc.	182,574
1,700	Renault SA (France)*	103,589
1,700	Valeo SA (France)*	108,259

		394,422

Automotive Parts — 0.1%
1,260	BorgWarner, Inc.*	97,322
140	Georg Fischer AG (Switzerland)*	91,445

		188,767

Banks — 0.5%
7,600	Banco Espanol de Credito SA (Spain)	71,098
14,800	Bendigo and Adelaide Bank Ltd. (Australia)	151,515
23,000	Fukuoka Financial Group, Inc. (Japan)	94,705
4,151	Julius Baer Group Ltd. (Switzerland)*	193,969
105,900	Mizuho Financial Group, Inc. (Japan)	167,111
36,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	101,190
30,500	Sapporo Hokuyo Holdings, Inc. (Japan)	134,611
11,844	Standard Chartered PLC (United Kingdom)	328,209
7,700	Sumitomo Mitsui Financial Group, Inc. (Japan)	236,843

		1,479,251

Beverages — 0.5%
8,948	Diageo PLC (United Kingdom)	182,045
3,573	Green Mountain Coffee Roasters, Inc.*	239,248
6,900	Molson Coors Brewing Co. (Class B Stock)	336,375
6,652	PepsiCo, Inc.	458,256
863	Pernod-Ricard SA (France)	86,741
5,226	SABMiller PLC (United Kingdom)	195,054

		1,497,719

Biotechnology
2,394	BioMarin Pharmaceutical, Inc.*	64,375
858	Regeneron Pharmaceuticals, Inc.*	43,852
2,203	Seattle Genetics, Inc.*	36,592

		144,819

Building Materials — 0.2%
500	Ciments Francais SA (France)	52,847
65,913	Kingfisher PLC (United Kingdom)	302,217
4,234	Lafarge SA (France)	299,607
3,000	Sanwa Holdings Corp. (Japan)	9,727

		664,398

Building Products
800	A.O. Smith Corp.	35,176
825	Lennox International, Inc.	40,103
400	NCI Building Systems, Inc.*	4,952

		80,231

Capital Goods
1,500	Harsco Corp.	53,400

Capital Markets — 1.0%
4,950	Apollo Investment Corp.	58,658
5,000	Ares Capital Corp.	88,550
2,625	Fifth Street Finance Corp.	34,991
15,500	Goldman Sachs Group, Inc. (The)	2,340,655
750	KBW, Inc.	17,040
6,000	Morgan Stanley	156,900
1,450	Prosperity Bancshares, Inc.	66,482
2,300	Raymond James Financial, Inc.	86,250
3,900	State Street Corp.	181,545
1,475	Waddell & Reed Financial, Inc. (Class A Stock)	60,490

		3,091,561

Chemicals — 3.2%
2,772	Air Products & Chemicals, Inc.	264,781
1,980	Airgas, Inc.	137,511
2,300	BASF SE (Germany)	236,422
3,325	BASF SE, ADR (Germany)	342,342
11,140	Celanese Corp. (Class A Stock)	556,109
5,100	Clariant AG (Switzerland)*	105,832
43,949	Dow Chemical Co. (The)	1,801,470
6,469	Huntsman Corp.	134,879
1,766	Intrepid Potash, Inc.*	60,503
3,200	Koninklijke DSM NV (Netherlands)	220,632
25,721	Monsanto Co.	1,750,057
10,000	Nippon Shokubai Co. Ltd. (Japan)	129,816
4,335	Potash Corp. of Saskatchewan, Inc. (Canada)	244,407
16,987	PPG Industries, Inc.	1,608,159
20,236	Praxair, Inc.	2,153,515
2,650	Scotts Miracle-Gro Co. (The) (Class A Stock)	149,646
1,650	Sensient Technologies Corp.	62,519
875	Solutia, Inc.*	23,056
26,000	Toagosei Co. Ltd. (Japan)	139,752
1,700	Valspar Corp. (The)	66,827

		10,188,235

Clothing & Apparel — 0.5%
17,439	NIKE, Inc. (Class B Stock)	1,435,578
1,099	Steven Madden Ltd.*	58,412

		1,493,990

Commercial Banks — 1.9%
4,500	Allied Irish Banks PLC (Ireland)*	1,533
4,800	Alpha Bank A.E. (Greece)*	28,012
3,375	Associated Banc-Corp.	49,275
8,300	Banco Espirito Santo SA (Portugal)	34,963
15,000	Bank of Ireland (Ireland)*	6,221
18,300	Barclays PLC (United Kingdom)	86,291
5,000	Chiba Bank Ltd. (The) (Japan)	29,403
22,173	Fifth Third Bancorp	294,236
3,586	FirstMerit Corp.	62,647
5,579	HSBC Holdings PLC, ADR (United Kingdom)	303,888
33,260	KeyCorp	288,364
33,736	PNC Financial Services Group, Inc.	2,103,102
23,300	Regions Financial Corp.	171,022
13,410	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	45,629
1,700	Trustmark Corp.	39,508
37,900	Turkiye Garanti Bankasi A/S (Turkey)	196,352
750	UMB Financial Corp.	31,583
1,700	United Bankshares, Inc.	44,472
73,031	Wells Fargo & Co.	2,125,932

		5,942,433

Commercial Services
1,351	Acacia Research - Acacia Technologies*	55,540
1,225	KAR Auction Services, Inc.*	23,887
1,597	PAREXEL International Corp.*	44,333

		123,760

Commercial Services & Supplies — 0.5%
625	Consolidated Graphics, Inc.*	35,094
2,500	Corrections Corp. of America*	62,225
4,460	GEO Group, Inc. (The)*	118,993
1,420	MasterCard, Inc. (Class A Stock)	391,764
1,100	McGrath RentCorp	31,229
4,770	Moody’s Corp.	186,698
2,099	Sotheby’s	106,041
2,919	SuccessFactors, Inc.*	101,202
2,750	Verisk Analytics, Inc. (Class A Stock)*	90,475
1,425	Visa, Inc. (Class A Stock)	111,321
4,745	Waste Connections, Inc.	146,003
5,432	Waste Management, Inc.	214,347

		1,595,392

Communication Equipment — 0.1%
4,900	Arris Group, Inc.*	58,800
3,570	EMS Technologies, Inc.*	90,178
4,440	Juniper Networks, Inc.*	170,185

		319,163

Computer Hardware — 1.4%
13,059	Apple, Inc.*	4,547,536
1,397	Logitech International SA (Switzerland)*	19,348

		4,566,884

Computer Services & Software — 1.5%
17,206	Accenture PLC (Class A Stock) (Ireland)	982,979
3,775	Allscripts Healthcare Solutions, Inc.*	81,314
6,220	Autodesk, Inc.*	279,776
34,560	EMC Corp.*	979,430
2,126	Fortinet, Inc.*	103,536
1,500	Global Payments, Inc.	79,860
2,181	Informatica Corp.*	122,158
4,590	Intuit, Inc.*	255,020
3,100	Itochu Techno-Solutions Corp. (Japan)	108,537
3,700	MSCI, Inc. (Class A Stock)*	131,239
7,790	Nuance Communications, Inc.*	161,253
1,960	QLIK Technologies, Inc.*	62,838
4,121	Radiant Systems, Inc.*	82,090
2,038	Riverbed Technology, Inc.*	71,615
4,461	salesforce.com, Inc.*	618,295
6,746	SAP AG (Germany)	434,646
6,700	Tieto Oyj (Finland)	123,550
2,920	VeriFone Systems, Inc.*	160,074

		4,838,210

Computers & Peripherals — 0.4%
4,020	Cognizant Technology Solutions Corp. (Class A Stock)*	333,258
20,900	Hewlett-Packard Co.	843,733
2,650	QLogic Corp.*	47,647

		1,224,638

Construction & Engineering — 0.3%
8,800	COMSYS Holdings Corp. (Japan)	91,781
7,110	Fluor Corp.	497,273
14,000	Kyowa Exeo Corp. (Japan)	146,705
1,075	MasTec, Inc.*	24,381
1,025	MYR Group, Inc.*	25,553
4,300	NCC AB (Class B Stock) (Sweden)	114,929
1,710	Northwest Pipe Co.*	41,143
2,013	Texas Industries, Inc.	84,888
1,100	URS Corp.*	49,225

		1,075,878

Consumer Finance — 0.4%
14,167	American Express Co.	695,317
5,400	Capital One Financial Corp.	295,542
4,483	Cash America International, Inc.	212,718
1,150	First Cash Financial Services, Inc.*	45,126

		1,248,703

Consumer Products & Services — 0.4%
2,080	Avon Products, Inc.	61,110
1,780	Colgate-Palmolive Co.	150,143
6,476	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	628,172
55,000	Pacific Brands Ltd. (Australia)	44,008
5,448	Reckitt Benckiser Group PLC (United Kingdom)	302,485
3,859	Vitamin Shoppe, Inc.*	150,578

		1,336,496

Containers & Packaging — 0.1%
2,650	Packaging Corp. of America	75,605
26,000	Rexam PLC (United Kingdom)	169,633
2,200	Silgan Holdings, Inc.	100,892

		346,130

Cosmetics & Toiletries — 0.1%
8,900	Natura Cosmeticos SA (Brazil)	249,768

Distribution/Wholesale — 0.2%
66,000	Li & Fung Ltd. (Bermuda)	337,383
18,000	Sumitomo Corp. (Japan)	245,651
6,200	Toyota Tsusho Corp. (Japan)	102,499

		685,533

Diversified Financial Services — 2.2%
115,816	Bank of America Corp.	1,422,220
30,550	BM&FBOVESPA SA (Brazil)	229,339
27,700	Challenger Ltd. (Australia)	146,344
492,425	Citigroup, Inc.*	2,260,231
4,200	Fuyo General Lease Co. Ltd. (Japan)	129,964
3,295	Janus Capital Group, Inc.	40,100
56,272	JPMorgan Chase & Co.	2,567,691
16,100	Tullett Prebon PLC (United Kingdom)	113,083

		6,908,972

Diversified Manufacturing
9,400	Cookson Group PLC (United Kingdom)*	112,342

Diversified Manufacturing Operations — 0.1%
2,800	Siemens AG (Germany)	407,341

Diversified Operations — 0.2%
10,800	Berendsen PLC (United Kingdom)	93,716
3,255	LVMH Moet Hennessy Louis Vuitton SA (France)	584,565

		678,281

Diversified Telecommunication Services — 0.7%
32,412	AT&T, Inc.	1,008,662
8,800	CenturyLink, Inc.	358,864
25,721	Verizon Communications, Inc.	971,739

		2,339,265

Electric Utilities — 1.0%
20,119	American Electric Power Co., Inc.	733,941
1,325	Cleco Corp.	46,508
23,900	Edison International	938,553
1,500	El Paso Electric Co.*	46,470
48,500	Enel SpA (Italy)	345,818
18,100	Exelon Corp.	762,915
14,361	PPL Corp.	393,922

		3,268,127

Electrical Equipment — 0.1%
660	First Solar, Inc.*	92,116
7,972	GrafTech International Ltd.*	184,951
800	Thomas & Betts Corp.*	46,376

		323,443

Electronic Components — 0.6%
23,007	Agilent Technologies, Inc.*	1,148,279
2,471	DTS, Inc.*	108,872
1,404	Fanuc Corp. (Japan)	232,803
2,900	FLIR Systems, Inc.	102,138
2,666	Gentex Corp.	83,579
963	Itron, Inc.*	52,416
10,000	Nippon Electric Glass Co. Ltd. (Japan)	150,774

		1,878,861

Electronic Equipment & Instruments — 0.2%
1,927	Coherent, Inc.*	120,457
1,850	EnerSys*	70,097
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	153,407
9,050	TE Connectivity Ltd. (Switzerland)	324,443
525	Tech Data Corp.*	27,893
859	Universal Display Corp.*	47,193

		743,490

Energy Equipment & Services — 1.0%
7,450	Cameron International Corp.*	392,764
900	Core Laboratories NV (Netherlands)	86,382
5,100	Diamond Offshore Drilling, Inc.	386,937
30,544	Halliburton Co.	1,541,861
4,077	Lufkin Industries, Inc.	376,429
950	Oil States International, Inc.*	78,860
1,073	OYO Geospace Corp.*	100,090
1,150	Unit Corp.*	72,473
2,595	Vestas Wind Systems A/S (Denmark)*	92,150

		3,127,946

Entertainment & Leisure — 0.5%
13,445	Carnival Corp. (Panama)	511,851
7,348	Carnival PLC (United Kingdom)	296,409
9,404	Hennes & Mauritz AB (Class B Stock) (Sweden)	332,275
1,700	Life Time Fitness, Inc.*	66,504
3,877	Pinnacle Entertainment, Inc.*	53,813
2,300	Sankyo Co. Ltd. (Japan)	118,806
14,400	Tabcorp Holdings Ltd. (Australia)	120,430
36,200	Thomas Cook Group PLC (United Kingdom)	103,579

		1,603,667

Environmental Control
1,480	Stericycle, Inc.*	135,094

Equipment Services — 0.1%
29,500	Downer EDI Ltd. (Australia)	119,639
5,900	Kyoei Steel Ltd. (Japan)	103,503

		223,142

Farming & Agriculture — 0.1%
1,380	Bunge Ltd. (Bermuda)	104,107
118,000	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	73,387

		177,494

Financial - Bank & Trust — 1.3%
3,650	Astoria Financial Corp.	52,815
12,396	Banco Bilbao Vizcaya Argentaria SA (Spain)	159,001
28,100	Banco Santander SA (Spain)	358,851
650	Bank of Hawaii Corp.	31,713
7,898	BNP Paribas (France)	625,032
6,340	Charles Schwab Corp. (The)	116,085
94,862	China Merchants Bank Co. Ltd. (Class H Stock) (China)	244,293
15,200	Credit Agricole SA (France)	253,052
11,700	Credit Suisse Group AG (Switzerland)	531,707
3,100	Danske Bank A/S (Denmark)*	74,497
7,900	Deutsche Bank AG (Germany)	516,019
5,552	Dexia SA (Belgium)*	22,121
63,700	Mitsubishi UFJ Financial Group, Inc. (Japan)	303,913
10,500	National Australia Bank Ltd. (Australia)	311,664
1,600	Societe Generale (France)	107,022
12,028	SunTrust Banks, Inc.	339,069
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	52,902

		4,099,756

Financial Services — 1.3%
4,280	Affiliated Managers Group, Inc.*	466,862
4,767	Ameriprise Financial, Inc.	295,840
1,023	BlackRock, Inc.	200,447
1,700	Eaton Vance Corp.	57,409
16,995	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	387,769
407,084	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	344,380
7,400	Irish Life & Permanent Group Holdings PLC (Ireland)*	1,644
33,600	Itau Unibanco Holding SA, ADR, (Brazil)	798,000
2,200	Jefferies Group, Inc.	53,174
1,873	optionsXpress Holdings, Inc.	34,538
52,519	U.S. Bancorp	1,356,041

		3,996,104

Food & Beverage — 0.2%
4,960	Coca-Cola Co. (The)	334,602
12,400	Dairy Crest Group PLC (United Kingdom)	83,263
48,600	Northern Foods PLC (United Kingdom)	59,057

		476,922

Food & Staples Retailing — 1.0%
34,505	CVS Caremark Corp.	1,250,461
22,400	Safeway, Inc.	544,544
23,263	Wal-Mart Stores, Inc.	1,279,000
1,190	Whole Foods Market, Inc.	74,684

		3,148,689

Food Products — 0.2%
8,300	ConAgra Foods, Inc.	202,935
14,323	Kraft Foods, Inc. (Class A Stock)	480,966

		683,901

Foods — 0.9%
1,000	Casino Guichard Perrachon SA (France)	105,266
3,100	Delhaize Group (Belgium)	268,423
3,530	Fresh Market, Inc. (The)*	147,625
100,700	Goodman Fielder Ltd. (Australia)	118,655
6,500	Koninklijke Ahold NV (Netherlands)	91,259
30,600	Metcash Ltd. (Australia)	136,174
14,155	Nestle SA (Switzerland)	878,756
30,000	Nichirei Corp. (Japan)	131,295
15,000	Nisshin Oillio Group Ltd. (The) (Japan)	69,901
300	Nutreco NV (Netherlands)	23,350
61,914	Tesco PLC (United Kingdom)	417,341
9,978	Unilever NV (Netherlands)	329,274

		2,717,319

Hand/Machine Tools — 0.1%
2,430	Stanley Black & Decker, Inc.	176,540

Healthcare Equipment & Supplies — 0.5%
580	American Medical Systems Holdings, Inc.*	17,110
16,569	Covidien PLC (Ireland)	922,728
7,640	Medtronic, Inc.	318,970
1,708	Sirona Dental Systems, Inc.*	97,475
1,075	Teleflex, Inc.	67,736
2,994	Thoratec Corp.*	91,916
900	West Pharmaceutical Services, Inc.	42,516

		1,558,451

Healthcare Products — 0.1%
2,277	Arthrocare Corp.*	80,446
4,322	Bruker Corp.*	85,316
1,100	Cantel Medical Corp.	28,523
1,753	Cepheid, Inc.*	56,640
2,871	Delcath Systems, Inc.*	20,298
1,410	Gen-Probe, Inc.*	116,917
670	IDEXX Laboratories, Inc.*	54,558

		442,698

Healthcare Providers & Services — 0.3%
1,300	Amedisys, Inc.*	43,316
2,542	Centene Corp.*	92,097
4,300	CIGNA Corp.	201,369
13,249	UnitedHealth Group, Inc.	652,248

		989,030

Healthcare Services — 0.2%
1,700	AMERIGROUP Corp.*	116,110
1,000	Covance, Inc.*	62,600
2,000	Healthways, Inc.*	33,840
1,100	MEDNAX, Inc.*	78,012
6,099	WellPoint, Inc.	468,342

		758,904

Healthcare Technology
9,300	AGFA-Gevaert NV (Belgium)*	41,462

Holding Companies - Diversified — 0.1%
161,000	First Pacific Co. Ltd. (Bermuda)	151,334

Hotels, Restaurants & Leisure — 1.0%
2,585	Bally Technologies, Inc.*	100,789
2,379	BJ’s Restaurants, Inc.*	111,694
1,550	Las Vegas Sands Corp.*	72,866
22,676	McDonald’s Corp.	1,775,758
2,683	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	32,920
9,691	Shuffle Master, Inc.*	105,923
6,809	Wynn Resorts Ltd.	1,001,944

		3,201,894

Household Durables — 0.1%
5,800	Alpine Electronics, Inc. (Japan)	72,433
700	Helen of Troy Ltd. (Bermuda)*	21,784
3,132	Universal Electronics, Inc.*	86,725

		180,942

Household Products — 0.1%
5,100	Kimberly-Clark Corp.	336,906

Independent Power Producers & Energy Traders
13,300	Drax Group PLC (United Kingdom)	97,726

Industrial Conglomerates — 0.5%
870	3M Co.	84,573
57,620	General Electric Co.	1,178,329
3,550	Tyco International Ltd. (Switzerland)	173,027

		1,435,929

Insurance — 3.0%
2,993	ACE Ltd. (Switzerland)	201,279
7,600	Aegon NV (Netherlands)*	60,347
11,074	Aflac, Inc.	622,248
4,000	Allianz SE (Germany)	629,786
31,400	Allstate Corp. (The)	1,062,576
24,800	Aviva PLC (United Kingdom)	185,085
4,600	AXA SA (France)	103,222
2,100	Baloise Holding AG (Switzerland)*	232,214
47,647	Beazley PLC (United Kingdom)	104,179
46,400	China Life Insurance Co. Ltd. (Class H Stock) (China)	164,898
8,550	CNO Financial Group, Inc.*	68,913
117	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	192,127
1,700	Delphi Financial Group, Inc. (Class A Stock)	54,315
21,300	Genworth Financial, Inc. (Class A Stock)*	259,647
75	Hanover Insurance Group, Inc. (The)	3,167
2,362	HCC Insurance Holdings, Inc.	76,859
45,100	ING Groep NV, CVA (Netherlands)*	594,520
121,100	Legal & General Group PLC (United Kingdom)	248,398
15,266	Lincoln National Corp.	476,757
4,200	Loews Corp.	185,892
6,600	Marsh & McLennan Cos., Inc.	199,848
29,951	MetLife, Inc.	1,401,407
1,500	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	247,612
50,900	Old Mutual PLC (United Kingdom)	118,178
2,500	Protective Life Corp.	67,275
1,200	Reinsurance Group of America, Inc.	75,960
4,400	SCOR SE (France)	134,415
1,400	State Auto Financial Corp.	23,772
3,600	Swiss Reinsurance Co. Ltd. (Switzerland)*	214,543
2,175	Tower Group, Inc.	49,742
7,000	Travelers Cos., Inc. (The)	442,960
1,300	United Fire & Casualty Co.	25,740
3,600	Unum Group	95,328
24,083	XL Group PLC (Ireland)	588,107
1,000	Zurich Financial Services AG (Switzerland)*	280,925

		9,492,241

Internet — 0.2%
3,753	F5 Networks, Inc.*	380,404
5,138	Sapient Corp.*	64,867
3,253	Youku.com, Inc., ADR (Cayman Islands)*	192,318

		637,589

Internet Services — 1.5%
9,994	Amazon.com, Inc.*	1,963,821
1,700	Digital River, Inc.*	55,318
1,490	Google, Inc. (Class A Stock)*	810,709
3,594	priceline.com, Inc.*	1,965,954

		4,795,802

Internet Software & Services — 1.9%
13,187	Baidu, Inc., ADR (Cayman Islands)*	1,958,533
108,247	Oracle Corp.	3,902,304
2,730	VeriSign, Inc.	100,901

		5,961,738

Investment Company — 0.2%
763,000	Hutchison Port Holdings Trust (Singapore)*	701,960

IT Services — 0.6%
1,175	CACI International, Inc. (Class A Stock)*	71,804
10,180	International Business Machines Corp.	1,736,504
51,000	Logica PLC (United Kingdom)	114,833

		1,923,141

Life Sciences Tools & Services — 0.3%
2,346	ICON PLC, ADR (Ireland)*	57,618
13,055	Thermo Fisher Scientific, Inc.*	783,169

		840,787

Machinery — 1.1%
2,675	Actuant Corp. (Class A Stock)	74,258
28,000	BlueScope Steel Ltd. (Australia)	53,095
1,600	Bucyrus International, Inc.	146,320
5,745	Cummins, Inc.	690,434
14,063	Komatsu Ltd. (Japan)	492,374
425	Lincoln Electric Holdings, Inc.	33,397
44,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	108,488
3,400	Mueller Water Products, Inc. (Class A Stock)	14,960
4,300	PACCAR, Inc.	228,373
2,000	Parker Hannifin Corp.	188,640
1,152	Regal-Beloit Corp.	87,310
1,100	Rheinmetall AG (Germany)	98,668
13,399	Rockwell Automation, Inc.	1,167,455
900	Snap-on, Inc.	55,593
800	Valmont Industries, Inc.	84,240

		3,523,605

Manufacturing — 1.1%
32,029	Danaher Corp.	1,769,282
19,958	Eaton Corp.	1,068,352
9,978	Illinois Tool Works, Inc.	582,815

		3,420,449

Media — 1.8%
8,100	CBS Corp. (Class B Stock)	204,282
12,195	Comcast Corp. (Class A Stock)	319,997
22,840	Comcast Corp. (Special Class A Stock)	560,722
5,430	DIRECTV (Class A Stock)*	263,844
1,400	Discovery Communications, Inc. (Class A Stock)*	61,964
9,596	Pearson PLC (United Kingdom)	184,489
7,345	Time Warner Cable, Inc.	573,865
45,179	Time Warner, Inc.	1,710,477
8,290	Viacom, Inc. (Class B Stock)	424,116
11,500	Vivendi (France)	360,849
19,251	Walt Disney Co. (The)	829,718
1,100	Wiley, (John) & Sons, Inc. (Class A Stock)	56,023

		5,550,346

Medical Supplies & Equipment — 0.1%
4,700	Fresenius Medical Care AG & Co. KGaA (Germany)	369,373

Metals & Mining — 2.1%
5,331	Alpha Natural Resources, Inc.*	310,104
10,200	ArcelorMittal (Luxembourg)	375,277
7,142	BHP Billiton Ltd. (Australia)	358,771
6,430	BHP Billiton Ltd., ADR (Australia)	650,973
11,200	Boliden AB (Sweden)	252,454
1,693	Cloud Peak Energy, Inc.*	35,248
33,899	Freeport-McMoRan Copper & Gold, Inc.	1,865,462
640	Joy Global, Inc.	64,608
33,800	Mincor Resources NL (Australia)	44,458
50,900	OneSteel Ltd. (Australia)	118,835
9,417	Precision Castparts Corp.	1,455,115
2,900	Rio Tinto Ltd. (Australia)	261,319
3,197	RTI International Metals, Inc.*	102,112
300	Southern Copper Corp.	11,238
4,260	Teck Resources Ltd. (Class B Stock) (Canada)	231,105
2,725	Thompson Creek Metals Co., Inc. (Canada)*	33,599
3,400	ThyssenKrupp AG (Germany)	156,441
1,700	Timken Co.	95,863
3,015	Titanium Metals Corp.*	60,390
498	United States Steel Corp.	23,760

		6,507,132

Multi-Line Retail — 0.2%
13,600	J.C. Penney Co., Inc.	522,920

Multi-Utilities — 0.4%
4,700	Dominion Resources, Inc.	218,174
1,725	NorthWestern Corp.	56,149
26,594	Public Service Enterprise Group, Inc.	855,529
3,000	RWE AG (Germany)	195,756

		1,325,608

Office Electronics — 0.2%
5,091	Canon, Inc. (Japan)	238,498
33,100	Xerox Corp.	333,979

		572,477

Oil, Gas & Consumable Fuels — 6.9%
2,579	Air Liquide SA (France)	381,531
11,942	Anadarko Petroleum Corp.	942,701
13,219	Apache Corp.	1,763,018
15,653	BG Group PLC (United Kingdom)	400,947
32,900	BP PLC (United Kingdom)	254,191
1,750	Brigham Exploration Co.*	58,678
2,100	Cabot Oil & Gas Corp.	118,188
6,160	Canadian Natural Resources Ltd. (Canada)	289,787
3,368	Cenovus Energy, Inc. (Canada)	129,501
12,000	Chesapeake Energy Corp.	404,040
7,500	Chevron Corp.	820,800
153,054	CNOOC Ltd. (Hong Kong)	377,597
30,447	ConocoPhillips	2,403,182
5,401	Continental Resources, Inc.*	370,941
11,700	ENI SpA (Italy)	312,797
12,461	EOG Resources, Inc.	1,406,972
10,200	Exxon Mobil Corp.	897,600
1,040	FMC Technologies, Inc.*	48,339
9,424	Hess Corp.	810,087
12,980	JX Holdings, Inc. (Japan)	89,931
7,600	Marathon Oil Corp.	410,704
2,570	National Oilwell Varco, Inc.	197,093
3,720	Noble Energy, Inc.	358,124
4,420	Oasis Petroleum, Inc.*	135,827
19,368	Occidental Petroleum Corp.	2,213,569
5,400	OMV AG (Austria)	246,265
1,000	ONEOK, Inc.	69,940
14,341	Peabody Energy Corp.	958,266
9,400	Repsol YPF SA (Spain)	335,679
1,850	Resolute Energy Corp.*	32,727
19,000	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	738,508
11,000	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	861,960
10,623	Schlumberger Ltd. (Netherlands)	953,414
5,331	Seadrill Ltd. (Bermuda)	188,891
7,539	Sempra Energy	415,399
1,400	South Jersey Industries, Inc.	80,430
3,740	Southwestern Energy Co.*	164,036
3,900	Statoil ASA (Norway)	114,102
1,700	Swift Energy Co.*	66,623
6,900	Total SA (France)	441,706
4,600	Total SA, ADR (France)	295,458
6,100	Valero Energy Corp.	172,630
1,700	WGL Holdings, Inc.	67,184

		21,799,363

Paper & Forest Products
2,900	Louisiana-Pacific Corp.*	26,970

Pharmaceuticals — 4.1%
17,704	Abbott Laboratories	921,316
2,010	Allergan, Inc.	159,916
7,090	AmerisourceBergen Corp.	288,138
8,448	Amgen, Inc.*	480,269
7,800	AstraZeneca PLC (United Kingdom)	389,557
1,512	Catalyst Health Solutions, Inc.*	90,055
22,700	Eli Lilly & Co.	840,127
16,700	GlaxoSmithKline PLC (United Kingdom)	364,165
6,600	H. Lundbeck A/S (Denmark)	158,475
522	Herbalife Ltd. (Cayman Islands)	46,865
26,003	Johnson & Johnson	1,708,917
8,000	Kyorin Holdings, Inc. (Japan)	142,514
8,579	Mead Johnson Nutrition Co.	573,764
14,300	Meda AB (Sweden)	151,343
3,390	Medco Health Solutions, Inc.*	201,129
37,782	Merck & Co., Inc.	1,358,263
11,509	Novartis AG (Switzerland)	683,222
6,800	Novartis AG, ADR (Switzerland)	402,356
3,242	Novo Nordisk A/S (Class B Stock) (Denmark)	409,830
89,690	Pfizer, Inc.	1,879,902
2,200	Pharmaceutical Product Development, Inc.	67,870
1,000	Roche Holding AG (Switzerland)	162,197
1,725	Salix Pharmaceuticals Ltd.*	67,775
5,800	Sanofi-Aventis SA (France)	458,742
51,899	Sinopharm Group Co. (Class H Stock) (China)	179,763
2,300	Takeda Pharmaceutical Co. Ltd. (Japan)	111,151
12,743	Teva Pharmaceutical Industries Ltd., ADR (Israel)	582,737

		12,880,358

Pipelines
2,350	Kinder Morgan, Inc.	67,163

Professional Services — 0.1%
2,591	Duff & Phelps Corp. (Class A Stock)	39,875
2,036	Monster Worldwide, Inc.*	33,411
1,450	Towers Watson & Co. (Class A Stock)	83,172

		156,458

Real Estate
1,500	Meritage Homes Corp.*	35,865

Real Estate Investment Trusts — 0.6%
30,800	Annaly Capital Management, Inc.	549,472
2,227	AvalonBay Communities, Inc.	281,960
2,686	Boston Properties, Inc.	280,768
1,084	DuPont Fabros Technology, Inc.	26,515
1,900	First Potomac Realty Trust	30,837
1,875	Government Properties Income Trust	51,412
1,350	Invesco Mortgage Capital, Inc.	30,699
700	Kilroy Realty Corp.	29,358
950	LaSalle Hotel Properties	26,733
5,400	Medical Properties Trust, Inc.	66,636
3,435	Redwood Trust, Inc.	54,376
4,133	Simon Property Group, Inc.	473,394

		1,902,160

Restaurants
1,205	Buffalo Wild Wings, Inc.*	73,626

Retail — 0.3%
35,200	Home Retail Group PLC (United Kingdom)	129,292
3,400	NEXT PLC (United Kingdom)	127,043
2,700	Rallye SA (France)	142,028
4,600	Shimachu Co. Ltd. (Japan)	107,068
88,100	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	275,511

		780,942

Retail & Merchandising — 2.8%
3,470	Abercrombie & Fitch Co. (Class A Stock)	245,676
6,100	Aoyama Trading Co. Ltd. (Japan)	100,395
3,666	Chico’s FAS, Inc.	53,634
181,865	Cie Financiere Richemont SA, ADR (Switzerland)	1,167,573
5,300	Circle K Sunkus Co. Ltd. (Japan)	81,151
5,140	Costco Wholesale Corp.	415,929
1,087	Inditex SA (Spain)	97,470
13,304	Kohl’s Corp.	701,254
10,460	Lowe’s Cos., Inc.	274,575
34,374	Starbucks Corp.	1,243,995
12,964	Target Corp.	636,532
16,683	Tiffany & Co.	1,158,468
34,301	TJX Cos., Inc. (The)	1,839,220
5,870	Walgreen Co.	250,766
11,980	Yum! Brands, Inc.	642,607

		8,909,245

Road & Rail
1,793	Landstar System, Inc.	84,988
1,025	Werner Enterprises, Inc.	26,824

		111,812

Semiconductors — 0.3%
15,854	Advanced Micro Devices, Inc.*	144,272
19,100	ARM Holdings PLC (United Kingdom)	197,961
7,470	ASML Holding NV (Netherlands)	311,947
3,960	Broadcom Corp. (Class A Stock)*	139,313
800	Cabot Microelectronics Corp.*	39,080
2,400	Checkpoint Systems, Inc.*	50,544
4,128	Teradyne, Inc.*	66,461

		949,578

Semiconductors & Semiconductor Equipment — 0.2%
8,500	Intel Corp.	197,115
2,117	Netlogic Microsystems, Inc.*	91,306
750	Silicon Laboratories, Inc.*	32,685
1,725	TriQuint Semiconductor, Inc.*	23,754
1,643	Varian Semiconductor Equipment Associates, Inc.*	68,891
1,647	Veeco Instruments, Inc.*	84,211

		497,962

Software — 1.0%
1,627	ANSYS, Inc.*	89,957
1,000	Blackboard, Inc.*	48,110
24,605	CA, Inc.	605,037
1,430	Cerner Corp.*	171,857
7,360	Check Point Software Technologies Ltd. (Israel)*	404,285
8,244	Compuware Corp.*	93,405
3,090	MedAssets, Inc.*	49,502
48,939	Microsoft Corp.	1,273,393
2,485	Progress Software Corp.*	73,680
1,240	Quality Systems, Inc.	111,253
3,420	Red Hat, Inc.*	162,347
4,840	TIBCO Software, Inc.*	145,152
1,250	Tyler Technologies, Inc.*	30,987

		3,258,965

Specialty Retail — 0.4%
4,320	Aaron’s, Inc.	124,373
600	DSW, Inc. (Class A Stock)*	28,488
21,200	Gap, Inc. (The)	492,688
4,585	Genesco, Inc.*	185,142
6,294	Home Depot, Inc. (The)	233,759
2,430	Urban Outfitters, Inc.*	76,448

		1,140,898

Steel Producers/Products
1,600	Voestalpine AG (Austria)	78,738

Telecommunications — 1.5%
7,201	Acme Packet, Inc.*	594,875
3,410	America Movil SAB de CV (Class L Stock), ADR (Mexico)	195,052
89,700	BT Group PLC (United Kingdom)	293,366
8,790	Cisco Systems, Inc.	154,352
3,940	Corning, Inc.	82,504
6,000	France Telecom SA (France)	140,724
11,000	HTC Corp. (Taiwan)	499,328
60	KDDI Corp. (Japan)	397,953
70	M1 Ltd. (Singapore)	137
2,157	NICE Systems Ltd., ADR (Israel)*	82,246
5,000	Nippon Telegraph & Telephone Corp. (Japan)	230,845
10,600	Nokia Oyj (Finland)	97,655
130	NTT DoCoMo, Inc. (Japan)	239,278
9,178	QUALCOMM, Inc.	521,678
1,200	SBA Communications Corp. (Class A Stock)*	46,356
127,800	Telecom Italia SpA (Italy)	192,509
19,781	Telefonica SA (Spain)	531,771
42,000	Telstra Corp. Ltd. (Australia)	133,965
98,100	Vodafone Group PLC (United Kingdom)	281,185

		4,715,779

Textiles, Apparel & Luxury Goods — 0.2%
1,275	Hanesbrands, Inc.*	41,450
3,200	Jones Group, Inc. (The)	43,616
11,000	Kurabo Industries Ltd. (Japan)	19,664
3,695	Phillips-Van Heusen Corp.	260,165
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	141,748

		506,643

Thrifts & Mortgage Finance
3,350	Washington Federal, Inc.	53,902

Tobacco — 0.5%
15,400	Altria Group, Inc.	413,336
9,908	British American Tobacco PLC (United Kingdom)	432,114
10,973	Philip Morris International, Inc.	761,965

		1,607,415

Trading Companies & Distributors — 0.1%
30,000	Marubeni Corp. (Japan)	216,729
850	United Rentals, Inc.*	25,007
1,325	WESCO International, Inc.*	82,084

		323,820

Transportation — 1.1%
1,100	Bristow Group, Inc.*	51,040
3,670	Canadian National Railway Co. (Canada)	284,671
2,390	CSX Corp.	188,069
4,800	Expeditors International of Washington, Inc.	260,496
3,600	Go-Ahead Group PLC (United Kingdom)	85,027
4,070	Kansas City Southern*	236,508
74	Orient Overseas International Ltd. (Bermuda)	565
26,000	Sankyu, Inc. (Japan)	118,917
21,419	Union Pacific Corp.	2,216,224

		3,441,517

Utilities — 0.1%
4,700	E.ON AG (Germany)	160,669
4,435	PG&E Corp.	204,365

		365,034

Wireless Telecommunication Services — 0.5%
11,950	American Tower Corp. (Class A Stock)*	625,104
36,850	Vodafone Group PLC, ADR (United Kingdom)	1,073,072

		1,698,176

	TOTAL COMMON STOCKS (cost $157,311,036)	209,932,074

EXCHANGE TRADED FUND
600	iShares Russell 2000 Value Index Fund (cost $45,647)	45,930

PREFERRED STOCKS — 0.2%
Automobile Manufacturers — 0.1%
2,554	Volkswagen AG,1.81% (Germany)	503,121

Financial — Bank & Trust — 0.1%
7,950	Wells Fargo & Co., Series J, 8.00%, CVT	229,675

	TOTAL PREFERRED STOCKS (cost $377,739)	732,796

Moody's Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.9%
NR	EUR	464	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	685,381
AAA(b)		$600	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A 1.92%(a), 02/16/19	598,983
AAA(b)		1,590	SLM Student Loan Trust, Series 2008-9, Class A 1.774%(a), 04/25/23	1,642,356

			TOTAL ASSET-BACKED SECURITIES (cost $2,805,584)	2,926,720

BANK LOANS(a)(c) — 0.3%
			Ford Motor Corp., Term B1
Baa-		19	2.97%, 12/15/13	18,644
Baa-		106	2.97%, 12/15/13	106,539
Baa-		237	2.97%, 12/15/13	237,581
B		653	Texas Competitive Electric Holdings Co. LLC 3.74%, 10/10/14	555,802

			TOTAL BANK LOANS (cost $966,393)	918,566

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
AA(b)		327	Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A 0.329%(a), 03/15/19	322,294
AAA(b)		134	Federal National Mortgage Assoc., Series 1998-73, Class MZ 6.30%, 10/17/38	145,946

			TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $459,532)	468,240

CORPORATE BONDS — 9.3%
Automobile Manufacturers
A3		100	Daimler Finance North America LLC, Gtd. Notes, MTN 5.75%, 09/08/11	101,793

Banking — 1.5%
Aa3	400	Abbey National Treasury Services PLC, Bank Gtd. Notes (United Kingdom) 1.854%(a), 04/25/14	401,934
NR	1,000	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.409%(a), 03/18/14	1,004,617
Aaa	1,400	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	1,437,891
A2	1,000	Morgan Stanley, Sr. Unsec’d. Notes 1.253%(a), 04/29/13	1,001,224
Aa3	1,000	Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom) 4.375%, 03/16/16	1,026,856

			4,872,522

Commercial Banks — 0.5%
Baa1	1,120	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 10.179%, 06/12/21	1,457,019

Consumer Finance — 0.2%
A3	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	710,884

Diversified Financial Services — 1.7%
A2	1,000	Bank of America Corp., Sr. Unsec’d. Notes 6.00%, 09/01/17	1,094,942
Aa3	900	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes 6.40%, 10/02/17	1,027,918
Aaa	1,000	Credit Agricole Home Loan SFH, Covered, 144A (France) 1.024%(a), 07/21/14	1,000,448
Ba3	500	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	537,500
Aa3	700	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	680,616
Aa2	900	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	1,003,895

			5,345,319

Financial — Bank & Trust — 1.3%
B1	100	Ally Financial, Inc., Sr. Unsec’d. Notes 8.00%, 11/01/31	111,734
A2	400	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	430,041
Baa1	1,600	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	1,899,173
Aa3	600	Lloyds TSB Bank PLC, (United Kingdom), 144A Bank Gtd. Notes, MTN 4.375%, 01/12/15	620,411
BB+(b)	1,000	Jr. Sub. Notes 12.00%(a), 12/29/49	1,180,173

			4,241,532

Financial Services — 1.1%
B1		1,000	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	1,123,750
Ba2		500	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	531,415
NR		500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d) 6.875%, 05/02/18	130,000
Baa2		1,000	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 7.50%, 03/13/13	1,096,250
Aa3		500	UBS AG, Sr. Unsec’d. Notes (Switzerland) 4.875%, 08/04/20	514,612

				3,396,027

Food Products — 0.3%
Baa1		900	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	902,934

Industrial Conglomerates — 0.1%
Aa3	GBP	100	General Electric Capital Corp., Sub. Notes, 144A 6.50%(a), 09/15/67	163,693

Medical Supplies & Equipment — 0.2%
B2		600	HCA, Inc., Sec’d. Notes 9.25%, 11/15/16	643,500

Oil, Gas & Consumable Fuels — 0.9%
A2		600	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	609,475
A2		400	4.50%, 10/01/20	403,130
Baa1		800	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	998,000
Ba1		800	Pride International, Inc., Sr. Unsec’d. Notes 6.875%, 08/15/20	924,563

				2,935,168

Paper & Forest Products — 0.1%
Ba1		400	Georgia-Pacific LLC, Gtd. Notes, 144A 7.125%, 01/15/17	425,000

Pharmaceuticals — 0.1%
Ba3		400	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	387,500

Real Estate Investment Trusts — 0.4%
Baa3		1,000	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	1,038,119
Baa2		200	Nationwide Health Properties, Inc., Sr. Unsec’d. Notes 6.50%, 07/15/11	202,151

				1,240,270

Telecommunications — 0.4%
Baa3		1,000	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	1,131,184

Tobacco — 0.3%
Baa1		800	Altria Group, Inc., Gtd. Notes 9.25%, 08/06/19	1,053,035

Utilities — 0.2%
A1		500	Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea) 3.00%, 10/05/15	493,095

			TOTAL CORPORATE BONDS (cost $28,305,394)	29,500,475

FOREIGN GOVERNMENT BONDS — 2.3%
Aaa	AUD	1,900	Australia Government, Sr. Unsec’d. Notes (Australia) 4.75%, 06/15/16	2,035,701
Aaa	AUD	600	6.00%, 02/15/17	680,648
Aaa	CAD	200	Canadian Government, Bonds (Canada) 1.50%, 03/01/12	211,736
Aaa	CAD	2,000	1.75%, 03/01/13	2,115,542
Aa1		900	Province of Ontario Canada, Sr. Unsec’d. Notes (Canada) 2.70%, 06/16/15	927,783
Baa3	BRL	1,800	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,385,584

			TOTAL FOREIGN GOVERNMENT BONDS (cost $6,452,961)	7,356,994

MUNICIPAL BONDS — 1.2%
California — 0.6%
Aa3		500	California State Public Works Board Lease Revenue, Revenue Bonds 7.804%, 03/01/35	504,710
A1		400	State of California, General Obligation Unlimited 5.00%, 06/01/37	372,968
A1		800	5.00%, 11/01/37	745,584
A1		200	5.00%, 12/01/37	186,368

				1,809,630

Illinois — 0.6%
Aa3		1,100	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	1,133,022
Aa3		800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	824,016

				1,957,038

Texas
Aaa		100	Texas State Transportation Commission, Revenue Bonds 5.178%, 04/01/30	101,845

			TOTAL MUNICIPAL BONDS (cost $3,898,027)	3,868,513

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Aaa	36	Bank Trust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	34,463
Caa1	160	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 2.629%(a), 05/25/35	143,073
CCC(b)	445	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1 5.638%(a), 02/25/37	328,189
Ca	469	Series 2006-OA11, Class A1B 0.403%(a), 09/25/46	259,929
Aaa	21	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	24,356
Aaa	7	Federal National Mortgage Assoc., Series 2000-32, Class FM 0.666%(a), 10/18/30	6,558
Aaa	484	Series 2006-5, Class 3A2 2.535%(a), 05/25/35	496,625
Aaa	3	Series 2266, Class F 0.669%(a), 11/15/30	3,276
Aaa	98	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.712%(a), 07/25/44	98,239
Aaa	20	Government National Mortgage Assoc., Series 2000-9, Class FH 0.716%(a), 02/16/30	19,562
AAA(b)	253	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.794%(a), 09/25/35	243,749
CCC(b)	535	Series 2005-AR7, Class 4A1 5.246%(a), 11/25/35	441,995
Caa3	514	Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B 0.394%(a), 07/19/46	310,246
C	416	Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.464%(a), 01/19/38	119,749
C	440	Series 2006-5, Class 2A1A 0.403%(a), 04/25/37	109,112
CCC(b)	428	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3 5.687%(a), 02/25/37	323,745
CCC(b)	462	Series 2007-HY2, Class 1A1 4.547%(a), 12/25/36	366,845
Caa2	475	Series 2007-OA3, Class 2A1A 1.066%(a), 04/25/47	351,271

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,028,027)	3,680,982

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 6.9%
105	Federal Home Loan Mortgage Corp. 3.002%(a), 09/01/35	110,673
78	5.50%, 12/01/36	84,770
100	6.00%, 04/01/16-07/01/17	108,943
152	Federal National Mortgage Assoc. 1.512%(a), 06/01/43	152,100
123	2.136%(a), 12/01/34	127,661
1,000	3.00%, TBA	983,281
5,448	4.00%, 03/01/24-09/01/25	5,656,292
4,000	4.00%, TBA	3,980,624
46	4.036%(a), 05/01/36	47,409
5,206	4.50%, 02/01/23-03/01/41	5,464,508
3,000	4.50%, TBA	3,075,468
62	4.779%(a), 09/01/34	64,358
367	5.50%, 06/01/36	395,844
1,426	6.00%, 09/01/37	1,560,680
13	Government National Mortgage Assoc. 2.125%, 10/20/27-11/20/29	13,959
5	2.625%(a), 09/20/22	4,653
33	4.50%, 08/15/33	35,191
5	8.50%, 05/20/30-04/20/31	6,236

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $21,608,021)	21,872,650

U.S. TREASURY OBLIGATIONS — 1.4%
100	U.S. Treasury Bonds 7.50%, 11/15/24	139,594
400	U.S. Treasury Inflationary Indexed Bonds, TIPS 1.125%, 01/15/21	419,662
100	2.125%, 02/15/40	111,463
1,800	U.S. Treasury Notes 1.875%, 09/30/17(e)(f)	1,730,812
900	2.125%, 12/31/15	911,812
800	2.625%, 11/15/20	756,875
300	3.625%, 02/15/21	308,156

	TOTAL U.S. TREASURY OBLIGATIONS (cost $4,424,322)	4,378,374

	TOTAL LONG-TERM INVESTMENTS (cost $230,682,683)	285,682,314

SHORT-TERM INVESTMENTS — 11.7%
REPURCHASE AGREEMENT(h) — 4.9%
15,300	Credit Suisse Securities (USA) LLC, 0.04%, dated 04/29/11, due 05/02/11 in the amount of $15,300,051 (cost $15,300,000)	15,300,000

U.S. TREASURY OBLIGATIONS — 3.5%
2,100	U.S. Treasury Bills 0.17%, 08/04/11	2,099,754
6,300	0.175%, 08/11/11(e)	6,299,118
2,600	0.175%, 08/18/11	2,599,556

	TOTAL U.S. TREASURY OBLIGATIONS (cost $10,994,652)	10,998,428

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 2.7%
8,620,311	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,620,311)(g)	8,620,311

Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
	Federal National Mortgage Assoc. (cost $1,999,644)
$ 2,000	0.08%, 07/21/11		1,999,822

	TOTAL SHORT-TERM INVESTMENTS (cost $36,914,607)		36,918,561

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—101.9% (cost $267,597,290)(k)		322,600,875

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN*
Call Options
11,000	90 Day Eurodollar Futures, expiring 09/19/11, Strike Price $99.38		(8,181)
1,400	10 Year U.S. Treasury Note Futures, expiring 05/20/11, Strike Price $121.00		(10,063)
1,400	expiring 05/20/11, Strike Price $122.00		(4,156)
3,700	expiring 06/24/11, Strike Price $121.00		(19,656)
2,400	Option on forward 2 year swap rate expiring 11/14/11, Strike Price $ — (i)	Morgan Stanley	(41,174)

			(83,230)

Put Options
11,000	90 Day Eurodollar Futures, expiring 09/19/11, Strike Price $99.38		(756)
3,700	5 Year CDX North America IG 15, expiring 06/15/11, Strike Price $1.20		(314)
2,100	5 Year CDX North America IG 16, expiring 09/21/11, Strike Price $1.20		(4,235)
2,800	expiring 12/21/11, Strike Price $1.20		(11,449)
2,800	10 Year U.S. Treasury Note Futures, expiring 05/20/11, Strike Price $117.00		(438)
3,700	expiring 06/24/11, Strike Price $117.00		(10,406)
	Interest Rate Swap Options,
900	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutshe Bank	(7,828)
600	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(4,077)
1,500	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(10,191)
1,100	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(7,474)
1,600	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(26)
2,000	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(17,800)
1,800	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(16,020)
500	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(4,450)
700	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	UBS Securities	(6,230)

			(101,694)

	TOTAL OPTIONS WRITTEN (premiums received $204,042)		(184,924)

Principal Amount (000)#
SECURITIES SOLD SHORT — (2.0)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal National Mortgage Assoc.
2,000	4.00%, TBA	(2,072,500)
3,000	4.50%, TBA	(3,165,936)
1,000	6.00%, TBA	(1,093,438)

	TOTAL SECURITIES SOLD SHORT (proceeds received $6,271,172)	(6,331,874)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(j) — 99.9% (cost $261,122,076)	316,084,077
	Other assets in excess of other liabilities(l) — 0.1%	445,956

	NET ASSETS — 100%	$316,530,033

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDX	Credit Derivative Index
CVA	Certificate Van Aandelen
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
FSB	Federal Savings Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar

TWD	New Taiwanese Dollar
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of April 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(b)	Standard & Poor’s rating.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(h)	Repurchase agreements are collateralized by U.S. Treasuries.
(i)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(j)	As of April 30, 2011, three securities representing $592,272 and 0.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(k)	The United States federal income tax basis of the Fund’s investments was $280,882,833; accordingly, net unrealized appreciation on investments for federal income tax purposes was $41,718,042 (gross unrealized appreciation $45,878,064; gross unrealized depreciation $4,160,022). The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales, straddles and investments in passive foreign investment companies as of the most recent fiscal year end.
(l)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
14	90 Day Euro Dollar	Mar. 2012	$3,467,414	$3,478,476	$11,062
59	90 Day Euro Dollar	Mar. 2014	14,303,075	14,339,950	36,875
147	90 Day Euro Dollar	Dec. 2011	36,489,162	36,580,950	91,788
82	90 Day Euro Euribor	Jun. 2011	29,937,143	29,889,950	(47,193)
6	90 Day Sterling	Jun. 2011	1,238,851	1,242,108	3,257

					$95,789

(1)	Cash of $23,000 and U.S. Treasury Securities with market value of $343,262 has been segregated to cover requirements for open futures contracts at April 30, 2011.

Forward foreign currency exchange contracts outstanding at April 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 06/02/11	UBS Securities	BRL	2,207	$1,382,974	$1,400,050	$17,076
Canadian Dollar, Expiring 06/20/11	Royal Bank of Canada	CAD	113	114,628	119,277	4,649
Chinese Yuan, Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,064	160,000	164,662	4,662
Expiring 09/14/11	Citigroup Global Markets	CNY	332	50,000	51,715	1,715
Expiring 09/14/11	Royal Bank of Scotland	CNY	206	31,000	32,015	1,015

Expiring 09/14/11	UBS Securities	CNY	497	75,000	77,455	2,455
Expiring 11/04/11	Deutsche Bank	CNY	441	69,000	68,863	(137)
Expiring 11/15/11	Deutsche Bank	CNY	689	104,000	107,746	3,746
Expiring 02/13/12	Barclays Capital Group	CNY	3,295	512,131	519,354	7,223
Expiring 02/13/12	Barclays Capital Group	CNY	895	138,833	141,119	2,286
Expiring 02/13/12	Citigroup Global Markets	CNY	2,705	420,875	426,347	5,472
Expiring 02/13/12	Citigroup Global Markets	CNY	1,904	295,697	300,077	4,380
Expiring 02/13/12	Citigroup Global Markets	CNY	853	132,296	134,454	2,158
Expiring 02/13/12	Deutsche Bank	CNY	848	131,673	133,738	2,065
Expiring 02/13/12	Deutsche Bank	CNY	816	126,631	128,627	1,996
Expiring 02/13/12	Deutsche Bank	CNY	347	53,506	54,758	1,252
Expiring 02/13/12	JPMorgan Chase	CNY	1,035	161,000	163,220	2,220
Expiring 02/13/12	JPMorgan Chase	CNY	863	133,950	136,061	2,111
Expiring 02/13/12	UBS Securities	CNY	681	105,805	107,406	1,601
Expiring 02/01/13	Deutsche Bank	CNY	456	72,525	73,507	982
Expiring 02/01/13	Deutsche Bank	CNY	40	6,279	6,408	129
Euro, Expiring 07/18/11	Barclays Capital Group	EUR	46	66,521	67,977	1,456
Indian Rupee, Expiring 05/09/11	Barclays Capital Group	INR	13,959	301,294	315,071	13,777
Expiring 08/12/11	Barclays Capital Group	INR	21,673	461,916	479,706	17,790
Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	13,959	309,100	308,963	(137)
Malaysian Ringgit, Expiring 08/11/11	Citigroup Global Markets	MYR	9	2,907	3,013	106
Mexican Peso, Expiring 05/24/11	State Street Bank	MXN	892	74,056	77,342	3,286
Expiring 05/24/11	State Street Bank	MXN	799	65,209	69,230	4,021
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,768	237,000	238,896	1,896
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	2,765	237,000	238,651	1,651
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	164	13,224	14,168	944

Expiring 07/07/11	Morgan Stanley	MXN	3,220	276,000	277,858	1,858
Expiring 07/07/11	Morgan Stanley	MXN	2,766	237,000	238,718	1,718
New Taiwanese Dollar, Expiring 01/11/12	Barclays Capital Group	TWD	21,560	752,279	757,716	5,437
Norwegian Krone, Expiring 05/05/11	Barclays Capital Group	NOK	3,305	587,381	629,708	42,327
Expiring 05/05/11	Barclays Capital Group	NOK	2,154	373,935	410,406	36,471
Expiring 05/05/11	Royal Bank of Canada	NOK	392	69,112	74,689	5,577
Singapore Dollar, Expiring 06/09/11	Deutsche Bank	SGD	410	314,268	334,953	20,685
Expiring 06/09/11	Deutsche Bank	SGD	221	169,609	180,285	10,676
Expiring 06/09/11	Goldman Sachs & Co.	SGD	531	414,788	434,099	19,311
South Korean Won, Expiring 05/09/11	Barclays Capital Group	KRW	251,350	220,000	234,384	14,384
Expiring 05/09/11	Barclays Capital Group	KRW	51,300	45,669	47,837	2,168
Expiring 05/09/11	Citigroup Global Markets	KRW	199,100	176,272	185,661	9,389
Expiring 05/09/11	Citigroup Global Markets	KRW	179,000	159,565	166,918	7,353
Expiring 05/09/11	Citigroup Global Markets	KRW	123,000	109,822	114,698	4,876
Expiring 05/09/11	Deutsche Bank	KRW	229,643	201,000	214,142	13,142
Expiring 05/09/11	Goldman Sachs & Co.	KRW	41,383	36,467	38,590	2,123
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	97,000	86,407	90,453	4,046
Expiring 05/09/11	JPMorgan Chase	KRW	652,984	563,792	608,909	45,117
Expiring 05/09/11	JPMorgan Chase	KRW	223,800	197,349	208,694	11,345
Expiring 05/09/11	Royal Bank of Scotland	KRW	194,000	171,477	180,905	9,428
Expiring 08/12/11	JPMorgan Chase	KRW	2,242,559	2,042,124	2,078,175	36,051

				$13,250,346	$13,667,674	$417,328

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Australian Dollar, Expiring 05/31/11	Royal Bank of Canada	AUD	2,512	$2,707,037	$2,741,912	$(34,875)

Brazilian Real, Expiring 06/02/11	Citigroup Global Markets	BRL	1,816	1,071,877	1,151,742	(79,865)
Expiring 06/02/11	Hong Kong & Shanghai Bank	BRL	272	160,000	172,734	(12,734)
Expiring 06/02/11	UBS Securities	BRL	119	70,000	75,575	(5,575)
Expiring 08/02/11	UBS Securities	BRL	2,207	1,365,351	1,386,671	(21,320)
British Pound, Expiring 06/13/11	Citigroup Global Markets	GBP	293	469,928	489,114	(19,186)
Expiring 06/13/11	Credit Suisse First Boston Corp.	GBP	292	468,473	487,445	(18,972)
Canadian Dollar, Expiring 06/20/11	BNP Paribas	CAD	1,183	1,210,425	1,248,720	(38,295)
Euro, Expiring 07/18/11	Credit Suisse First Boston Corp.	EUR	1,674	2,414,326	2,473,751	(59,425)
Indian Rupee, Expiring 05/09/11	Hong Kong & Shanghai Bank	INR	13,959	314,179	315,071	(892)
Japanese Yen, Expiring 07/14/11	JPMorgan Chase	JPY	27,361	326,638	337,447	(10,809)
Mexican Peso, Expiring 05/24/11	State Street Bank	MXN	6,050	483,596	524,338	(40,742)
South Korean Won, Expiring 05/09/11	JPMorgan Chase	KRW	2,242,559	2,053,813	2,091,191	(37,378)

				$13,115,643	$13,495,711	$(380,068)

Interest rate swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	12/15/17	AUD	500	5.50%	6 month Australian Bank Bill rate	$(10,636)	$(2,292)	$(8,344)
Deutsche Bank(1)	12/15/17	AUD	300	5.50%	6 month Australian Bank Bill rate	(5,968)	(1,229)	(4,739)
Barclays Bank PLC(1)	01/02/14	BRL	2,800	11.99%	Brazilian interbank lending rate	4,829	636	4,193
Goldman Sachs & Co.(1)	01/02/14	BRL	5,900	11.96%	Brazilian interbank lending rate	7,716	(6,325)	14,041
Merrill Lynch & Co.(1)	01/02/14	BRL	4,000	11.86%	Brazilian interbank lending rate	(16,956)	4,993	(21,949)
Morgan Stanley & Co.(1)	01/02/13	BRL	3,600	11.98%	Brazilian interbank lending rate	16,037	20,521	(4,484)
UBS AG(1)	01/02/13	BRL	3,200	12.51%	Brazilian interbank lending rate	(1,043)	(2,891)	1,848
Barclays Bank PLC(1)	09/21/16	EUR	2,500	3.00%	6 month Euribor	(35,227)	(73,234)	38,007
Morgan Stanley & Co. (1)	03/05/13	MXN	10,800	6.50%	28 day Mexican interbank rate	3,668	(390)	4,058

						$(37,580)	$(60,211)	$22,631

(1)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps on credit indices - Sell Protection (1):
Morgan Stanley & Co.	12/20/15	$530	0.46%	Dow Jones CDX IG5 10Y Index	$(37,858)	$—	$(37,858)
Morgan Stanley & Co.	12/20/15	1,900	0.46%	Dow Jones CDX IG5 10Y Index	(135,259)	—	(135,259)

					$(173,117)	$—	$(173,117)

The Fund entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps - Buy Protection (2):
Barclays Bank PLC	12/20/17	$968	0.80%	Dow Jones CDX IG9 10Y Index	$22,952	$8,724	$14,228
Barclays Bank PLC	06/20/11	100	1.00%	Transocean, Inc., 7.375%, due 04/15/18	(203)	82	(285)
Citigroup, Inc.	06/20/15	200	5.00%	Dow Jones CDX HY14 Index	(12,178)	13,316	(25,494)
Credit Suisse International	06/20/15	1,300	1.00%	Dow Jones CDX IG14 5Y Index	(18,498)	(8,507)	(9,991)
Deutsche Bank	06/20/15	100	5.00%	Dow Jones CDX HY14 Index	(6,089)	6,250	(12,339)
Deutsche Bank	06/20/18	1,839	1.50%	Dow Jones CDX IG10 10Y Index	(33,716)	(21,535)	(12,181)
Deutsche Bank	06/20/13	2,226	1.55%	Dow Jones CDX IG10 5Y Index	(50,203)	(4,077)	(46,126)
Deutsche Bank	03/20/14	300	1.25%	Embarq Corp., 7.08%, due 06/01/16	(5,975)	—	(5,975)
Deutsche Bank	03/20/14	200	1.27%	Embarq Corp., 7.08%, due 06/01/16	(4,106)	—	(4,106)
Deutsche Bank	03/20/14	200	1.43%	Embarq Corp., 7.08%, due 06/01/16	(5,032)	18	(5,050)
Deutsche Bank	09/20/11	200	0.62%	Nationwide Health, 6.50%, due 07/15/11	(353)	—	(353)
Goldman Sachs & Co.	06/20/18	2,226	1.50%	Dow Jones CDX IG10 10Y Index	(40,813)	(57,451)	16,638
Goldman Sachs & Co.	12/20/17	3,872	0.80%	Dow Jones CDX IG9 10Y Index	91,718	22,616	69,102
Merrill Lynch & Co.	12/20/11	272	0.00%	Dow Jones CDX HY7 Index	19,386	12,838	6,548
Merrill Lynch & Co.	12/20/17	1,936	0.80%	Dow Jones CDX IG9 10Y Index	45,902	27,436	18,466
Morgan Stanley & Co.	06/20/18	5,227	1.50%	Dow Jones CDX IG10 10Y Index	(95,823)	(108,934)	13,111
Morgan Stanley & Co.	06/20/15	2,700	1.00%	Dow Jones CDX IG14 5Y Index	(38,419)	(17,917)	(20,502)
Morgan Stanley & Co.	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	1,539	—	1,539
Morgan Stanley & Co.	12/20/12	2,700	0.14%	Dow Jones CDX IG5 Index	5,937	—	5,937
Morgan Stanley & Co.	12/20/17	4,066	0.80%	Dow Jones CDX IG9 10Y Index	96,395	68,643	27,752
Morgan Stanley & Co.	03/20/14	100	1.30%	Embarq Corp., 7.08%, due 06/01/16	(2,143)	8	(2,151)

					$(29,722)	$(58,490)	$28,768

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$209,932,074	$—	$—
Exchange Traded Fund	45,930	—	—
Preferred Stocks	732,796	—	—
Asset-Backed Securities	—	2,327,737	598,983
Bank Loans	—	918,566	—
Commerical Mortgage-Backed Securities	—	468,240	—
Corporate Bonds	—	29,500,475	—
Foreign Government Bonds	—	7,356,994	—
Municipal Bonds	—	3,868,513	—
Residential Mortgage-Backed Securities	—	3,646,519	34,463
U.S. Government Agency Obligation	—	1,999,822	—
U.S. Government Mortgage-Backed Obligations	—	21,872,650	—
U.S. Treasury Obligations	—	15,376,802	—
Repurchase Agreement	—	15,300,000	—
Options Written	(53,656)	(90,094)	(41,174)
Affiliated Money Market Mutual Fund	8,620,311	—	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(6,331,874)	—
Other Financial Instruments*
Futures	95,789	—	—
Forward foreign currency exchange contracts	—	37,260	—
Interest rate swap agreements	—	22,631	—
Credit default swap agreements	—	(144,349)	—

Total	$219,373,244	$96,129,892	$592,272

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of April 30, 2011 categorized by risk exposure:

Derivative Fair Value at 04/30/11
Credit contracts	$(160,347)
Foreign exchange contracts	37,260
Interest rate contracts	(50,506)

Total	$(173,593)

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadvisers, in consultation with Prudential Investments LLC (“PI” or “Manager”), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to- market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2. The Prudential Core Taxable Money Market Fund is a money market mutual fund registered under the 1940 Act, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2011

*	Print the name and title of each signing officer under his or her signature.